                                  QUANT FUNDS

                                  SEMI-ANNUAL
                                    REPORT

SEPTEMBER 30, 2000





                                             U.S. EQUITY FUNDS

                                                 Quant Small Cap Fund

                                                 Quant Mid Cap Fund

                                                 Quant Growth and Income Fund


                                             INTERNATIONAL EQUITY FUNDS

                                                 Quant International Equity Fund

                                                 Quant Emerging Markets Fund

                                                 Quant Foreign Value Fund

              November 18, 2000
[LOGO OF QUANT FUNDS]

              Dear Fellow Shareholder:

              I am pleased to provide you with the Semi-Annual Report for the Quant Funds for the six-month period from April 1, 2000 through September 30, 2000. We believe that the domestic and interna-tional funds continue to offer a compelling solution to meeting your long-term financial goals even considering the significant market volatility that has occurred over the past six months. As the year comes to a close, we believe that each of the fund's portfolios remain well positioned to take advantage of the mar-ket opportunities in the upcoming year as well as the remainder of the fiscal year.

              Despite the volatility in specific sectors (technology and tele-communications), management remained focused on their consistent and disciplined investment approach. The domestic funds posted solid returns, with our small and mid cap strategies showing very strong returns over the period. The international funds faced similar market challenges as the domestic funds throughout the period. Our foreign value fund was able to select good value companies in a turbulent overseas environment over the semi-an-nual reporting period as opposed to some of the international growth companies that struggled over the same reporting period. In any market environment, our domestic and international fund managers continue to look for companies with solid business mod-els and positive earnings estimates.

              We are committed to helping you reach your long-term investment goals. Please access our web site at www.QuantFunds.com where we update fund prices as well as fund and benchmark performance daily. Additionally, we are continually posting new press re-leases and interactive tools for you to use. As a shareholder of the Quant Funds, you are now able to look up your current and historical account balances daily as well as make subsequent purchases online. For potential shareholders, we have an inter-active online mutual fund application that makes it simple to open a new Quant Funds account. We believe you will be extremely pleased at how easy it is to open an account with the Quant Funds.

              We continue to strive to provide value to our shareholders by remaining devoted to our discipline and our long-term view of the market. We are available by phone (1-800-331-1244) or email (info@quantfunds.com) at any time to answer your questions and provide assistance. We encourage you to check our web site weekly at www.QuantFunds.com. Thank you very much and best of luck in your investing endeavors.

              Sincerely,

              /s/ Willard L. Umphrey

              Willard L. Umphrey
              President

                                                          [LOGO OF QUANT FUNDS]

PORTFOLIO OF INVESTMENTS September 30, 2000 (Unaudited)
QUANT SMALL CAP FUND
-------------------------------------------------------------------------------
COMMON STOCK--96.4%

                                         Shares     Value
APPAREL & TEXTILES--0.6%
 Dress Barn Inc. (a)                      21,605 $   453,705
                                                 -----------
BANKS--1.6%
 Wilmington Trust Corporation             23,805   1,276,543
                                                 -----------
BROADCASTING--0.4%
 Regent Communications Inc. (a)           54,010     300,431
                                                 -----------
BUSINESS SERVICES--5.5%
 BISYS Group (a)                          10,865     840,000
 Henry (Jack) & Associates                45,730   1,983,539
 LifeMinders Inc. (a)                     26,510     608,073
 TMP Worldwide Inc. (a)                   13,030   1,048,915
                                                 -----------
                                                   4,480,527
                                                 -----------
CHEMICALS--0.8%
 Grace (W.R.) & Company (a)               20,145     138,497
 Millenium Chemicals Inc.                 34,840     516,067
                                                 -----------
                                                     654,564
                                                 -----------
COMPUTERS & BUSINESS EQUIPMENT--2.7%
 CacheFlow Inc. (a)                        7,960   1,138,280
 VerticalNet Inc. (a)                     31,320   1,100,115
                                                 -----------
                                                   2,238,395
                                                 -----------
CONSTRUCTION & MINING EQUIPMENT--0.8%
 Grant Pride Inc. (a)                     29,930     656,589
                                                 -----------
DOMESTIC OIL--1.4%
 UTI Energy Corporation (a)               24,990   1,115,179
                                                 -----------
DRUGS & HEALTHCARE--12.8%
 Cell Therapeutics Inc. (a)               20,755   1,384,099
 Lexicon Genetics Inc. (a)                19,860     628,073
 Medicis Pharmaceutical (a)               23,645   1,454,168
 Mid Atlantic Medical Services (a)        93,410   1,412,826
 Orthodontic Center of America (a)        78,520   2,615,697
 Priority Healthcare Corporation (a)       5,740     437,675
 St. Jude Medical Inc. (a)                18,370     936,870
 Sybron International (a)                 16,675     400,200
 Tularik Inc. (a)                         34,740   1,146,420
                                                 -----------
                                                  10,416,028
                                                 -----------
ELECTRICAL EQUIPMENT--4.7%
 Amphenol Corporation (a)                 24,085   1,371,340
 Cable Design Technologies (a)           102,292   2,486,974
                                                 -----------
                                                   3,858,314
                                                 -----------
ELECTRONICS--7.8%
 DMC Stratex Networks (a)                 51,385     825,372
 Exar Corporation (a)                     19,182   2,321,022
 Integrated Device Technology (a)         18,755   1,697,327
 Littlefuse Inc. (a)                      12,920     383,562
 Sensormatic Electronics Corporation (a)  74,740   1,121,100
                                                 -----------
                                                   6,348,383
                                                 -----------
FINANCIAL SERVICES--3.4%
 IndyMac Bancorp (a)                      77,520   1,594,005
 Metris Companies                         30,730   1,213,835
                                                 -----------
                                                   2,807,840
                                                 -----------

                                   Shares     Value
FOOD & BEVERAGE--1.7%
 Suiza Foods Corporation (a)        26,795 $ 1,358,171
                                           -----------
GAS EXPLORATION--3.2%
 Chesapeake Energy Corporation (a) 117,316     843,209
 Global Marine Inc. (a)             56,250   1,736,718
                                           -----------
                                             2,579,927
                                           -----------
HOTELS & RESTAURANTS--1.4%
 Darden Restaurants Inc.            56,555   1,177,051
                                           -----------
INSURANCE--2.6%
 Everest Reinsurance Group          27,905   1,381,297
 RenaissanceRe Holdings             11,735     750,307
                                           -----------
                                             2,131,604
                                           -----------
INTERNATIONAL OIL--0.8%
 Trico Marine Services Inc. (a)     39,935     633,968
                                           -----------
INVESTMENT COMPANIES--0.9%
 American Capital Strategies Ltd.   32,430     768,186
                                           -----------
LIQUOR--1.6%
 Coors Adolph Company               20,485   1,294,396
                                           -----------
MISCELLANEOUS--2.2%
 United Rentals Inc. (a)            75,710   1,826,504
                                           -----------
PETROLEUM SERVICES--2.2%
 Devon Energy Corporation           29,445   1,771,117
                                           -----------
PUBLISHING--2.7%
 Scholastic Corporation (a)         27,710   2,204,677
                                           -----------
REAL ESTATE--8.1%
 Arden Realty                       44,390   1,190,207
 CarrAmerica Realty Corporation     42,040   1,271,710
 Entertainment Properties Trust     14,525     154,328
 Healthcare Realty Trust            39,380     831,902
 Highwoods Properties               43,370   1,024,616
 Kilroy Realty Corporation          41,585   1,109,800
 SL Green Realty Corporation        37,840   1,061,885
                                           -----------
                                             6,644,448
                                           -----------
RETAIL TRADE--8.0%
 American Eagle Outfitters (a)      41,585   1,309,927
 BJ's Wholesale Club                35,125   1,198,641
 Chico's Fashions Inc.(a)           75,725   2,574,650
 Genesco Inc.(a)                    21,345     361,531
 Williams-Sonoma (a)                31,630   1,129,514
                                           -----------
                                             6,574,263
                                           -----------
SOFTWARE--11.6%
 Freeshop.com Inc. (a)              80,025     225,070
 NVIDIA Corporation (a)             49,330   4,038,894
 Peregrine Systems Inc. (a)         62,215   1,178,197
 Rational Software Corporation (a)  58,430   4,053,581
                                           -----------
                                             9,495,742
                                           -----------
TECHNOLOGY--2.6%
 PerkinElmer Inc.                   20,637   2,153,987
                                           -----------

-------------------------------------------------------------------------------

[LOGO OF QUANT FUNDS]

PORTFOLIO OF INVESTMENTS September 30, 2000 (Unaudited)
QUANT SMALL CAP FUND--Continued
--------------------------------------------------------------------------------

                                                         Shares      Value
TELECOMMUNICATION SERVICES--4.3%
 Microcell Telecommunications (a)                          34,495 $ 1,002,511
 Pac-West Telecommunications Inc. (a)                      67,525     616,166
 Powerwave Technologies Inc. (a)                           29,055   1,103,182
 Western Wireless Corporation (a)                          22,085     786,778
                                                                  -----------
                                                                    3,508,637
                                                                  -----------
TOTAL COMMON STOCK
 (Cost $54,966,189)                                                78,729,176
                                                                  -----------
SHORT TERM INVESTMENTS--4.1%
                                                       Par Value     Value
 State Street Bank & Trust Repurchase Agreement 3.50%,
  10/2/00, (Dated 9/29/00), Collateralized by
  $3,040,000 U.S. Treasury Bond 7.125%, 2/15/23, Mar-
  ket Value $3,445,062, Repurchase Proceeds $3,374,984
  (Cost $3,374,000)                                    $3,374,000 $ 3,374,000
                                                                  -----------
TOTAL INVESTMENTS--100.5%
 (Cost $58,340,189) (b)                                            82,103,176
OTHER ASSETS & LIABILITIES (NET)--(0.5)%                             (435,908)
                                                                  -----------
NET ASSETS--100%                                                  $81,667,268
                                                                  ===========

(a) Non-income producing security.
(b) At September 30, 2000, the unrealized appreciation of investments based on aggregate cost for federal tax purposes of $58,340,189 was as follows:

 Aggregate gross unrealized appreciation for all investments in
  which there is an excess of value over tax cost                $27,407,275
 Aggregate gross unrealized depreciation for all investments in
  which there is an excess of tax cost over value                 (3,644,288)
                                                                 -----------
 Net unrealized appreciation                                     $23,762,987
                                                                 ===========

   The accompanying notes are an integral part of these financial statements.
--------------------------------------------------------------------------------

                                                          [LOGO OF QUANT FUNDS]

PORTFOLIO OF INVESTMENTS September 30, 2000 (Unaudited)
QUANT MID CAP FUND
-------------------------------------------------------------------------------

COMMON STOCK--93.4%

                                    Shares    Value
AIR TRAVEL--1.6%
 Delta Air Lines                     7,365 $   326,822
                                           -----------
AUTOMOBILES--1.9%
 Harley-Davidson Inc.                7,760     371,510
                                           -----------
BANKS--2.2%
 Zions Bancorp                       8,665     443,133
                                           -----------
BUSINESS SERVICES--3.9%
 Robert Half International (a)      14,815     513,895
 Young & Rubicam Inc.                5,400     267,300
                                           -----------
                                               781,195
                                           -----------
CHEMICALS--1.3%
 Martin Marietta Materials Inc.      6,775     259,347
                                           -----------
COMPUTERS & BUSINESS EQUIPMENT--6.8%
 Cobalt Networks (a)                 6,790     392,971
 Qlogic Corporation (a)              2,810     247,280
 Redback Networks Inc. (a)           2,010     329,514
 Wind River Systems Inc. (a)         8,505     407,709
                                           -----------
                                             1,377,474
                                           -----------
DOMESTIC OIL--5.1%
 Baker Hughes Inc.                  12,770     474,086
 Tidewater Inc.                     12,005     546,228
                                           -----------
                                             1,020,314
                                           -----------
DRUGS & HEALTHCARE--11.5%
 Allergan, Inc.                      5,195     438,653
 ALZA Corporation (a)                2,725     235,712
 Forest Labs (a)                     4,850     556,234
 Health Management Association (a)  10,690     222,486
 King Pharmaceuticals (a)           12,720     425,325
 Shire Pharmaceutical Group PLC (a)  8,430     435,199
                                           -----------
                                             2,313,609
                                           -----------
ELECTRONICS--16.1%
 Applied Micro Circuits (a)          3,835     794,085
 Flextronics International (a)       5,327     437,480
 RadioShack Corporation              5,680     367,070
 Seagate Technology (a)              7,630     526,470
 TranSwitch Corporation (a)         11,154     711,067
 Vitesse Semiconductor (a)           4,710     418,896
                                           -----------
                                             3,255,068
                                           -----------
ENERGY--1.1%
 American Power Conversion (a)      11,440     219,505
                                           -----------
FINANCIAL SERVICES--4.2%
 Eaton Vance Corporation             9,320     475,320
 Metris Companies                    9,585     378,608
                                           -----------
                                               853,928
                                           -----------
FOOD & BEVERAGE--2.0%
 Suiza Foods (a)                     7,985     404,740
                                           -----------
FOREST PRODUCTS--0.5%
 Georgia-Pacific Corporation         4,580     107,630
                                           -----------
HOTELS & RESTAURANTS--1.4%
 Darden Restaurants                 13,295     276,702
                                           -----------

                                    Shares    Value
INSURANCE--5.6%
 ACE Limited                        10,405 $   408,396
 Allmerica Financial Corporation     6,130     391,937
 Lincoln National Corporation        6,795     327,009
                                           -----------
                                             1,127,342
                                           -----------
INVESTMENT COMPANIES--3.7%
 Bear Stearns Companies Inc.         6,305     397,215
 Waddell & Reed Financial Inc.      11,380     352,780
                                           -----------
                                               749,995
                                           -----------
PETROLEUM SERVICES--5.8%
 BJ Services Company (a)             6,595     403,120
 ENSCO International                10,965     419,411
 Weatherford International           8,165     351,095
                                           -----------
                                             1,173,626
                                           -----------
PUBLISHING--1.3%
 Reader's Digest Association         7,605     268,551
                                           -----------
RETAIL TRADE--2.9%
 BJ's Wholesale Club (a)            10,535     359,507
 Family Dollar Stores               11,755     226,284
                                           -----------
                                               585,791
                                           -----------
SOFTWARE--7.6%
 Inktomi Corporation (a)             2,730     311,220
 Network Appliance Inc. (a)          3,525     448,997
 Rational Software (a)              11,140     772,837
                                           -----------
                                             1,533,054
                                           -----------
TELECOMMUNICATION SERVICES--5.3%
 Broadwing Inc. (a)                 13,825     353,402
 Sonus Networks (a)                  2,820     356,377
 Terayon Communications Systems (a)  5,375     182,414
 Williams Communications Group (a)   8,490     169,800
                                           -----------
                                             1,061,993
                                           -----------
UTILITIES--1.6%
 Montana Power Company               9,635     321,568
                                           -----------
TOTAL COMMON STOCK
 (Cost $14,019,391)                         18,832,897
                                           -----------

-------------------------------------------------------------------------------

[LOGO OF QUANT FUNDS]

PORTFOLIO OF INVESTMENTS September 30, 2000 (Unaudited)
QUANT MID CAP FUND--Continued
--------------------------------------------------------------------------------
SHORT TERM INVESTMENTS--7.1%

                                                      Par Value     Value
State Street Bank & Trust Repurchase Agreement 3.5%,
 10/2/00, (Dated 9/29/00), Collateralized by
 $1,150,000 U.S. Treasury Bond 8.50%, 2/15/20, Mar-
 ket Value $1,469,938, Repurchase Proceeds
 $1,440,420 (Cost $1,440,000).                        $1,440,000 $ 1,440,000
                                                                 -----------
TOTAL INVESTMENTS--100.5%
 (Cost $15,459,391) (b)                                           20,272,897
OTHER ASSETS & LIABILITIES (NET)--(0.5%)                             (96,270)
                                                                 -----------
NET ASSETS--100%                                                 $20,176,627
                                                                 ===========
(a) Non-income producing security.

(b) At September 30, 2000, the unrealized appreciation of investments based on aggregate cost for federal tax purposes of $15,459,391 was as follows:

 Aggregate gross unrealized appreciation for all investments in
  which there is an excess of value over tax cost                $5,404,392
 Aggregate gross unrealized depreciation for all investments in
  which there is an excess of tax cost over value                  (590,886)
                                                                 ----------
 Net unrealized appreciation                                     $4,813,506
                                                                 ==========

   The accompanying notes are an integral part of these financial statements.
--------------------------------------------------------------------------------

                                                          [LOGO OF QUANT FUNDS]

PORTFOLIO OF INVESTMENTS September 30, 2000 (Unaudited)
QUANT GROWTH AND INCOME FUND
-------------------------------------------------------------------------------

COMMON STOCK--99.9%

                                   Shares    Value
AUTOMOBILES--1.7%
 Toyota Motor Company (c)          20,000 $ 1,570,000
                                          -----------
BANKS--1.0%
 FleetBoston Financial Corporation 24,000     936,000
                                          -----------
BROADCASTING--1.2%
 Comcast Corporation (a)           26,000   1,064,375
                                          -----------
BUSINESS SERVICES--2.6%
 Automatic Data Processing         16,000   1,070,000
 International Business Machines   11,000   1,237,500
                                          -----------
                                            2,307,500
                                          -----------
COMPUTERS & BUSINESS EQUIPMENT--8.4%
 Apple Computer (a)                24,500     630,875
 Cisco Systems Inc. (a)            45,300   2,502,825
 Sun Microsystems (a)              22,300   2,603,525
 VeriSign Inc. (a)                  9,200   1,863,575
                                          -----------
                                            7,600,800
                                          -----------
DOMESTIC OIL--3.0%
 Burlington Resources Inc.         73,000   2,687,313
                                          -----------
DRUGS & HEALTHCARE--15.8%
 Amgen Inc. (a)                    35,000   2,443,984
 Biogen Inc. (a)                   20,500   1,250,500
 Biovail Corporation (a)           29,000   2,361,687
 Genentech Inc.                    10,100   1,875,444
 Medtronic, Inc.                   35,100   1,818,619
 Pfizer, Inc.                      40,000   1,797,500
 Procter & Gamble                  22,000   1,474,000
 Schering-Plough                   25,950   1,206,675
                                          -----------
                                           14,228,409
                                          -----------
ELECTRICAL EQUIPMENT--4.1%
 General Electric Company          64,500   3,720,844
                                          -----------
ELECTRONICS--8.5%
 Applied Materials (a)             20,000   1,186,250
 Conexant Systems Inc. (a)         41,000   1,716,875
 Intel Corporation                 34,900   1,450,531
 NTT Docomo Inc.                    7,600   1,102,000
 Sony Corporation                  14,000   1,413,125
 Southern Energy Inc. (a)          14,326     449,478
 SPX Corporation (a)                2,600     369,038
                                          -----------
                                            7,687,297
                                          -----------
FINANCIAL SERVICES--11.7%
 Capital One Financial             35,100   2,459,194
 Citigroup Inc.                    34,666   1,874,131
 Goldman Sachs Group               20,105   2,290,713
 Morgan Stanley Dean Witter        22,500   2,057,344
 Stillwell Financial               42,600   1,853,100
                                          -----------
                                           10,534,482
                                          -----------
FOOD & BEVERAGE--3.8%
 Coca-Cola Company                 25,000   1,378,125
 PepsiCo Inc.                      44,800   2,060,800
                                          -----------
                                            3,438,925
                                          -----------
GAS EXPLORATION--0.6%
 Noble Drilling Corporation (a)     9,800     492,450
                                          -----------

                                        Shares    Value
INSURANCE--1.2%
 American International Group Inc.      11,000 $ 1,052,562
                                               -----------
INTERNATIONAL BANKING--1.6%
 HSBC Holdings (c)                      20,000   1,428,000
                                               -----------
INTERNATIONAL OIL--5.7%
 Anadarko Petroleum                     17,000   1,129,820
 Apache Corporation                     30,500   1,803,312
 BP Amoco PLC (c)                       16,468     872,804
 Royal Dutch Petroleum (c)              22,000   1,318,625
                                               -----------
                                                 5,124,561
                                               -----------
PETROLEUM SERVICES--1.1%
 Schlumberger Ltd.                      12,000     987,750
                                               -----------
RAILROADS & EQUIPMENT--0.1%
 Kansas City Southern Industries (a)     9,500      82,531
                                               -----------
RETAIL TRADE--3.5%
 Home Depot Inc.                        34,200   1,814,738
 Wal-Mart Stores                        28,600   1,376,375
                                               -----------
                                                 3,191,113
                                               -----------
SOFTWARE--8.4%
 Amdocs Limited (a)                      7,000     436,625
 EMC Corporation                        24,300   2,408,737
 Microsoft Corporation (a)              40,200   2,424,563
 Oracle Corporation (a)                 29,300   2,307,375
                                               -----------
                                                 7,577,300
                                               -----------
TELECOMMUNICATION SERVICES--15.9%
 AT&T Corporation                       29,400     863,625
 ALLTEL Corporation                     19,800   1,033,313
 Ericsson L.M. Telephone (c)            98,200   1,454,588
 JDS Uniphase Corporation                9,730     921,309
 Lucent Technologies                    22,176     677,754
 Motorola, Inc.                         40,800   1,152,600
 Nokia Corporation                      36,300   1,445,194
 Nortel Networks                        29,400   1,751,137
 Sonera Corporation PLC (c)             23,700     598,425
 Sprint PCS Corporation                 28,500     999,281
 Vodafone Group PLC (c)                 34,050   1,259,850
 Voicestream Wireless Corporation (a)   11,200   1,299,900
 WorldCom Inc. (a)                      27,300     829,237
                                               -----------
                                                14,286,213
                                               -----------
TOTAL COMMON STOCK
 (Cost $67,386,855) (b)                         89,998,425
OTHER ASSETS & LIABILITIES (NET)--0.1%              81,095
                                               -----------
NET ASSETS--100%                               $90,079,520
                                               ===========

(a) Non-income producing security.

(b) At September 30, 2000, the unrealized appreciation of investments based on aggregate cost for federal tax purposes of $67,386,855 was as follows:

 Aggregate gross unrealized appreciation for all investments in
  which there is an excess of value over tax cost                $26,334,408
 Aggregate gross unrealized depreciation for all investments in
  which there is an excess of tax cost over value                 (3,722,838)
                                                                 -----------
 Net unrealized appreciation                                     $22,611,570
                                                                 ===========

-------------------------------------------------------------------------------

[LOGO OF QUANT FUNDS]

PORTFOLIO OF INVESTMENTS September 30, 2000 (Unaudited)
QUANT INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
COMMON STOCK--94.6%

                                  Shares     Value
AUSTRALIA--1.3%
 CSR Limited                       58,700 $   129,015
 National Australia Bank            4,500      62,183
 Telstra Corporation                9,700      31,740
                                          -----------
                                              222,938
                                          -----------
BELGIUM--2.0%
 Fortis B                           9,700     298,747
 Union Miniere                      1,400      49,329
                                          -----------
                                              348,076
                                          -----------
DENMARK--2.4%
 Group 4 Falck                        550      80,099
 Novo Nordisk AS                      900     199,803
 Tele Danmark A/S                   2,450     134,890
                                          -----------
                                              414,792
                                          -----------
FRANCE--9.3%
 AXA-UAP                            1,497     195,800
 Banque Nationale De Paris          2,903     256,296
 LVMH Moet Hennessy                   630      47,631
 Peugeot SA                           373      66,356
 Pinault Printemps Redo               747     131,702
 Schneider Electric                   600      37,860
 SGS-Thomson Microelectronics (a)   7,092     348,163
 Soc. Generale                      1,515      84,818
 Total Fina Elf                     2,810     411,737
                                          -----------
                                            1,580,363
                                          -----------
GERMANY--6.4%
 Bayerische Hypo-Und Vereins        2,782     154,301
 Degussa Huls AG                    4,550     124,251
 Deutsche Telekom                   7,600     261,742
 EM TV Merchandising                2,645     138,381
 Karstadt Quelle AG                 2,400      78,901
 Siemens AG NPV                     2,050     264,506
 Thyssen Krupp AG                   5,470      74,397
                                          -----------
                                            1,096,479
                                          -----------
HONG KONG--3.7%
 Cathay Pacific Air               128,000     234,772
 Cheung Kong Holdings              14,000     168,794
 Hong Kong & China Gas             30,000      37,517
 South China Morning PST          140,000     106,843
 Swire Pacific                     14,000      87,270
                                          -----------
                                              635,196
                                          -----------
IRELAND--1.5%
 Waterford Wedgewood              220,400     253,212
                                          -----------
ITALY--4.1%
 ENI SPA                            8,000      42,420
 Istituto Banco Sao Paolo IMI SPA  22,943     373,482
 Sirti SPA                        124,500     180,444
 Telecom Italia Mob                12,500     101,189
                                          -----------
                                              697,535
                                          -----------
JAPAN--26.0%
 Acom Company                       1,800     150,216
 Canon Inc.                         9,000     399,740
 Daiichi Pharmaceutical Company     5,000     127,266
 Daito Trust Construction           3,200      51,897

                                     Shares    Value
JAPAN--Continued
 Honda Motor Company                 12,000 $   442,858
 Kansai Electric Power                6,000      97,918
 Kyocera Corporation                    300      45,899
 Meitec Corporation                   3,000     139,088
 Mitsubishi Corporation              26,000     209,745
 Mitsui Mining & Smelting            12,000     104,595
 Murata Manufacturing Company         1,000     138,161
 Nippom Telephone & Telegraph Docomo      7     201,215
 Nippon Telephone & Telegraph            25     245,723
 Nomura Securities                    2,000      43,581
 Promise Company                        700      54,198
 Rohm Company                         1,000     274,561
 Sakura Bank                         11,000      82,211
 Sony Corporation                     2,000     203,255
 Taisho Pharmaceutical Company        1,000      30,970
 Takeda Chemical Industries           1,000      66,206
 Takefuji Corporation                 4,000     441,374
 Tohuku Electric Power               11,200     157,025
 Tokyo Electric Power                10,200     240,707
 Toppan Printing Company              8,000      77,519
 Toyota Motor Corporation             9,000     356,345
 Yamato Transport                     3,000      66,484
                                            -----------
                                              4,448,757
                                            -----------
NETHERLANDS--4.4%
 ASM Lithography HL (a)               1,200      39,875
 Philips Electronics NV               3,880     167,230
 Royal Dutch Petroleum                9,000     544,752
                                            -----------
                                                751,857
                                            -----------
PORTUGAL--2.0%
 Banco Espir Santo                    3,900      62,039
 Brisa Auto Estrada (a)              26,054     216,897
 Portucel Industria                  10,300      61,079
                                            -----------
                                                340,015
                                            -----------
SINGAPORE--2.4%
 Singapore Press HD                  12,000     180,088
 United Overseas Bank                32,000     229,997
                                            -----------
                                                410,085
                                            -----------
SPAIN--2.5%
 Endesa SA                            9,400     176,944
 Grupo Empres Ence                    3,600      60,449
 Iberdrola SA                        14,177     180,416
                                            -----------
                                                417,809
                                            -----------
SWEDEN--2.5%
 Ericsson (LM) Telecommunications    22,800     347,394
 Netcom AB (a)                        1,600      82,205
                                            -----------
                                                429,599
                                            -----------
SWITZERLAND--4.6%
 Credit Suisse Group                    500      93,588
 Givaudan AG (a)                         11       2,852
 Nestle SA                               30      62,585
 Novartis AG                             70     107,496
 Sairgroup                              875     125,243
 Zurich Allied AG                       870     402,822
                                            -----------
                                                794,586
                                            -----------

--------------------------------------------------------------------------------

                                                          [LOGO OF QUANT FUNDS]

PORTFOLIO OF INVESTMENTS September 30, 2000 (Unaudited)
QUANT INTERNATIONAL EQUITY FUND--Continued
-------------------------------------------------------------------------------
COMMON STOCK--Continued

                                                          Shares      Value
UNITED KINGDOM--19.5%
 Abbey National PLC                                         8,500  $   113,010
 Anglian Water                                             16,800      143,856
 Astrazeneca                                                3,800      199,167
 Bae Systems                                               18,300       98,783
 Barclays PLC                                               6,153      170,346
 BP Amoco PLC                                              14,800      131,764
 British Telecommunications PLC                            15,100      158,776
 Cell Tech Group (a)                                        3,700       73,816
 Glaxo Wellcome                                             5,900      178,699
 Granada Group PLC (a)                                      4,075       38,148
 HSBC Holdings PLC                                         30,600      435,347
 Lloyds TSB Group PLC                                      11,500      107,317
 Royal Bank of Scotland Group                              10,385      219,318
 Smith Kline Beecham                                       12,800      175,386
 Thames Water                                               9,100      163,515
 United Utilities                                          36,948      375,393
 Vodafone Group                                           149,600      558,640
                                                                   -----------
                                                                     3,341,281
                                                                   -----------
TOTAL COMMON STOCK
 (Cost $15,240,278)                                                 16,182,580
                                                                   -----------
PREFERRED STOCK--3.6%
FINLAND--2.5%
 Nokia (AB) OY                                             10,400  $   422,051
                                                                   -----------
GERMANY--0.5%
 Rhein Metall AG                                           11,200       88,092
                                                                   -----------
SWITZERLAND--0.6%
 Roche Holdings AG                                             11       96,891
                                                                   -----------
TOTAL PREFERRED STOCK
 (Cost $609,724)                                                       607,034
                                                                   -----------
SHORT TERM INVESTMENTS--1.4%
                                                         Par Value    Value
 State Street Bank & Trust Repurchase Agreement 3.50%,
  10/2/00, (Dated 9/29/00), Collateralized by $245,000
  U.S. Treasury Bond 6.25%, 1/31/02, Market Value
  $247,756, Repurchase Proceeds $239,070 (Cost
  $239,000).                                             $239,000  $   239,000
                                                                   -----------
TOTAL INVESTMENTS--99.6%
 (Cost $16,089,002) (b)                                             17,028,614
OTHER ASSETS & LIABILITIES (NET)--0.4%                                  70,578
                                                                   -----------
NET ASSETS--100%                                                   $17,099,192
                                                                   ===========

(a)  Non-income producing security.
(b) At September 30, 2000, the unrealized appreciation of investments based on aggregate cost for federal tax purposes of $16,089,002 was as follows:

 Aggregate gross unrealized appreciation for all investments in
  which there is an excess of value over tax cost                $ 2,274,501
 Aggregate gross unrealized depreciation for all investments in
  which there is an excess of tax cost over value                 (1,334,889)
                                                                 -----------
 Net unrealized appreciation                                     $   939,612
                                                                 ===========

SECTOR ALLOCATION (as a
percentage of Total Common
Stock and Preferred Stock)
----------------------------
Basic Industries        4.3%
Capital Equipment      13.1%
Capital Goods           1.3%
Consumer Basics         7.9%
Consumer Durables       5.2%
Consumer Goods          0.3%
Consumer Non-Durables   3.7%
Consumer Services       2.4%
Energy                  7.8%
Finance                25.0%
General Business        8.9%
Miscellaneous           0.5%
Technology              4.5%
Transportation          1.3%
Utilities              13.8%

  The accompanying notes are an integral part of these financial statements.
-------------------------------------------------------------------------------

[LOGO OF QUANT FUNDS]

PORTFOLIO OF INVESTMENTS September 30, 2000 (Unaudited)
QUANT EMERGING MARKETS FUND
--------------------------------------------------------------------------------
COMMON STOCK--90.1%

                                                Shares      Value
ARGENTINA--3.0%
 Banco de Galicia (a)                             48,552 $   145,745
 Central Puerto SA (a)                            45,000      51,782
 Perez Companc SA                                 55,708      90,302
 Telecom Argentina                                20,000      87,053
                                                         -----------
                                                             374,882
                                                         -----------
BRAZIL--3.7%
 Brasil Telecom Par                           11,000,000      95,854
 Centrais Electrobras                          3,030,000      59,022
 Sider Nacional Compania                       2,383,000      75,369
 Souza Cruz Compania                              25,000     107,027
 Vale Rio Doce Compania                            5,500     125,488
                                                         -----------
                                                             462,760
                                                         -----------
CHILE--3.7%
 Banco Santander Chile (d)                         9,600     140,400
 Compania De Telecomunicacion De Chile (a)(d)      4,110      71,411
 Empresa Nacional De Electricidad (a)(d)          10,539     115,929
 Enersis SA (a)(d)                                 3,000      53,438
 Laboratorio Chile SA (d)                          5,000      83,125
                                                         -----------
                                                             464,303
                                                         -----------
CHINA--2.4%
 Huaneng Power International Inc. (a)(d)           6,600     105,600
 Guangdon Electric                               263,640     195,114
                                                         -----------
                                                             300,714
                                                         -----------
GREECE--7.1%
 Alpha Credit Bank                                 4,215     166,805
 Commercial Bank of Greece                         2,610     133,255
 Intracom                                          3,375     114,583
 National Bank of Greece                           5,101     210,234
 OTE (Hellenic Telecom)                            7,000     134,135
 Titan Cement Company                              3,200     122,055
                                                         -----------
                                                             881,067
                                                         -----------
HONG KONG--5.4%
 China Merchants Holdings International           75,000      57,237
 China Mobile (HK) (a)                            45,000     300,135
 Citic Pacific Ltd.                               30,000     129,674
 Cosco Pacific Ltd.                               90,000      68,107
 Legend Holdings                                  70,000      66,440
 Yizheng Chemical Fibre                          250,000      54,832
                                                         -----------
                                                             676,425
                                                         -----------
HUNGARY--2.1%
 Matav RT                                          8,000      38,462
 OTP Bank                                          2,000     103,189
 Richter Gedeon Vegysze                            1,000      52,935
 Tiszai Vegyi Komvi                                5,000      64,745
                                                         -----------
                                                             259,331
                                                         -----------
INDIA--5.5%
 Baja Auto Ltd. (e)                                6,000      43,200
 Icici Ltd. (d)                                    3,000      33,000
 Infosys Technologies Ltd. (d)                     1,000     132,000
 ITC Ltd. (e)                                      4,800      81,000
 Larsen & Toubro (e)                               6,000      40,800

                                    Shares     Value
INDIA--Continued
 Mahanagar Telephone Nigam (e)       14,000 $    67,900
 Mahindra & Mahindra (e)              6,000      23,100
 Ranbaxy Laboratories Ltd. (e)        9,400     150,400
 Reliance Industries Ltd. (b)(e)(f)     800      12,500
 Satyam Infoway Ltd. (d)              3,000      40,687
 State Bank of India (e)              9,000      65,700
                                            -----------
                                                690,287
                                            -----------
ISRAEL--4.5%
 Bank Hapoalim Bm                    45,000     137,997
 Bank Leumi Le Israel                35,000      78,628
 Bezeq Israel Telecommunication      50,000     300,820
 Gilat Satellite Networks Ltd. (a)      500      38,438
                                            -----------
                                                555,883
                                            -----------
KOREA, REPUBLIC OF--7.1%
 Daishin Securities (a)               3,112      27,907
 Han Hwa Chemical (a)                12,694      35,288
 Housing & Commercial Bank            2,200      52,083
 Kookmin Credit Bank                  1,100      13,119
 Korea Electric Power                 4,600     120,038
 Korea Green Cross (a)                1,372      49,521
 Korean Air Lines                    10,500      64,027
 LG Chemical Ltd.                     3,000      37,394
 LG Electronics Inc.                  1,500      29,189
 Namhae Chemical (a)                 28,080      52,627
 Pohang Iron & Steel                    800      59,543
 Samsung Electronics                  1,900     344,169
                                            -----------
                                                884,905
                                            -----------
MALAYSIA--4.0%
 JT Int Bhd                          50,000      47,368
 Malayan Bank Bhd                    25,000      96,053
 Malaysian Pacific                    6,000      39,868
 Public Bank Bhd                     70,000      57,474
 Sime Darby Bhd                      50,000      56,316
 Tan Chong Motor Hd                 150,000      50,921
 Telekom Malaysia                    30,000      78,947
 Tenaga Nasional                     25,000      74,342
                                            -----------
                                                501,289
                                            -----------
MEXICO--9.1%
 Apasco SA                           15,000      79,432
 Cemex Appreciation
  (warrants exp. 12/12/02)            2,000         890
 Grupo Fin Banamex AC (a)            27,000     124,248
 Grupo Mexico                        25,000      95,319
 Grupo Televisa SA (a)               51,000     146,918
 Industrias Penoles                  10,000      12,709
 Telefonos De Mexico                196,800     524,202
 Wal-Mart De Mexico (a)              75,000     148,380
                                            -----------
                                              1,132,098
                                            -----------
PERU--2.3%
 Cementos Lima                        3,394      40,626
 Credicorp SA                         5,520      40,020
 Minas Buenaventura                   7,805      55,788
 Minsur                              71,713      85,840
 Union Cerv Peru Backus & Johnston  218,854      64,244
                                            -----------
                                                286,518
                                            -----------

--------------------------------------------------------------------------------

                                                          [LOGO OF QUANT FUNDS]

PORTFOLIO OF INVESTMENTS September 30, 2000 (Unaudited)
QUANT EMERGING MARKETS FUND--Continued
-------------------------------------------------------------------------------
COMMON STOCK--Continued

                                                   Shares      Value
PHILIPPINES--1.3%
 Ayala Land Inc.                                    210,000 $    21,363
 Manila Electric Company                             19,200      22,026
 Philippine Long Distance                             1,600      28,052
 San Miguel Corporation                              31,400      33,643
 SM Prime Holdings                                  600,000      61,039
                                                            -----------
                                                                166,123
                                                            -----------
POLAND--3.7%
 BRE Bank                                             7,000     211,723
 Elektrim (a)                                         6,000      54,178
 KGHM Polska Miedz (a)                               15,000      96,700
 Polski Koncern Naf                                  12,000      47,687
 Telekomunikacja Poland                              10,000      53,648
                                                            -----------
                                                                463,936
                                                            -----------
SOUTH AFRICA--9.3%
 Anglo American Platinum                              5,000     192,654
 Anglogold                                            1,000      37,145
 De Beers Centenary                                   6,000     166,819
 Impala Platinum                                      2,000      86,542
 M Cell                                              17,000      68,330
 Nedcor Ltd.                                          9,135     196,501
 Reunert                                             30,000      46,778
 Sanlam                                              80,000      92,030
 Sappi                                               20,000     148,302
 Sasol                                               15,000     118,503
                                                            -----------
                                                              1,153,604
                                                            -----------
TAIWAN--6.9%
 MSCI Taiwan Index Series (a)(b)(f)                   6,800     758,132
 Taiwan Semiconductor Manufacturing
 Company Ltd. (a)(d)                                  5,000     101,875
                                                            -----------
                                                                860,007
                                                            -----------
THAILAND--2.5%
 Advanced Information Services (a)                    5,000      42,245
 Banpu Public Company (warrants exp. 1/14/03)        24,000       2,506
 Charoen Pokphand Feedmill Company                   44,000       4,491
 Charoen Pokphand Feedmill Company (warrants exp.
  6/30/02)                                           44,000      49,864
 Delta Electronics                                    5,500      30,023
 Electricity Generating                              35,000      36,549
 Hana Microelectronics                               22,000      56,912
 PTT Exploration & Production                        20,000      50,789
 TelecomAsia (a)                                     50,000      33,523
                                                            -----------
                                                                306,902
                                                            -----------
TURKEY--4.7%
 Akbank                                           8,000,104      40,911
 Aksa                                             2,625,000      50,338
 Eregli Demir Ve Celik (a)                        1,000,000      28,577
 Sifas (a)                                        3,689,852       3,396
 Tupras                                           1,200,000      48,731
 Turkiye Garanti Bankasi (a)                      6,372,984      54,636
 Turkiye Is Bankasi                               6,000,000     101,523
 Usas Ucak Servisi                                   65,000      90,919
 Vestel Electronis Sanayi (a)                       592,000     109,073
 Yapi Kredi Bankasi (a)                           8,778,000      63,372
                                                            -----------
                                                                591,476
                                                            -----------

                                        Shares      Value
UNITED STATES--1.8%
 Check Point Software (a)                  1,000 $   157,500
 Orbotech Ltd. (a)                         1,200      65,625
                                                 -----------
                                                     223,125
                                                 -----------
TOTAL COMMON STOCK
 (Cost $11,384,016)                               11,235,635
                                                 -----------
PREFERRED STOCK--5.8%
BRAZIL
 Banco Bradesco SA                    15,000,000 $   124,200
 Centrais Electrobras                  5,380,000     109,381
 Copene Petroquimic                      300,000     122,083
 Petrol Brasileiros                        3,000      85,784
 Usiminas Usi Sd Mg                       26,632     151,729
 Vale Rio Doce Compania                    1,648      41,401
 Votorantim Papel E Celulos            2,000,000      80,087
                                                 -----------
TOTAL PREFERRED STOCK
 (Cost $617,473)                                     714,665
                                                 -----------
SHORT TERM INVESTMENTS--4.2%
                                      Par Value     Value
 State Street Bank & Trust Repurchase
  Agreement 3.50%, 10/2/00, (Dated
  9/29/00), Collateralized by
  $530,000 U.S. Treasury Bond
  5.875%, 11/15/04, Market Value
  $540,392, Repurchase Proceeds
  $526,153 (Cost $526,000)            $  526,000 $   526,000
                                                 -----------
TOTAL INVESTMENTS--100.1%
 (Cost $12,527,489) (c)                           12,476,300
OTHER ASSETS & LIABILITIES (NET)--(0.1)%              (8,920)
                                                 -----------
NET ASSETS--100%                                 $12,467,380
                                                 ===========

(a) Non-income producing security.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. (Note 2)
(c) At September 30, 2000, the unrealized depreciation of investments based on aggregate cost for federal tax purposes of $12,527,489 was as follows:

 Aggregate gross unrealized appreciation for all investments in
  which there is an excess of value over tax cost                $ 2,226,052
 Aggregate gross unrealized depreciation for all investments in
  which there is an excess of tax cost over value                 (2,277,241)
                                                                 -----------
 Net unrealized depreciation                                     $   (51,189)
                                                                 ===========

(d) ADR--American Depository Receipts
(e) GDR--Global Depository Receipts
-------------------------------------------------------------------------------

[LOGO OF QUANT FUNDS]

PORTFOLIO OF INVESTMENTS September 30, 2000 (Unaudited)
QUANT EMERGING MARKETS FUND--Continued
--------------------------------------------------------------------------------
(f) OPAL, Rule 144A stock, issued by Morgan Stanley Capital (Dela- ware) LLC.
    An OPAL represents an optimised portfolio of securities designed to track the performance of a specific benchmark index in a single trade. Emerging Markets has the contractual right to ex- change the OPAL for the underlying securities, which may not be restricted securities, at any time.

SECTOR ALLOCATION (as a
percentage of Total Common
Stock and Preferred Stock)
---------------------------- ---
Basic Industries       17.6%
Business Services       1.5%
Capital Goods           5.4%
Consumer Services       0.5%
Consumer Basics         7.3%
Consumer Durables       0.6%
Consumer Non-Durables   0.8%
Energy                  1.9%
Finance                27.3%
General Business        7.8%
Miscellaneous           1.6%
Real Estate             0.7%
Shelter                 0.7%
Technology              6.3%
Transportation          0.6%
Utilities              19.4%

   The accompanying notes are an integral part of these financial statements.
--------------------------------------------------------------------------------

                                                          [LOGO OF QUANT FUNDS]

PORTFOLIO OF INVESTMENTS September 30, 2000 (Unaudited)
QUANT FOREIGN VALUE FUND
-------------------------------------------------------------------------------
COMMON STOCK--95.0%

                                       Shares     Value
AUSTRIA--2.0%
 RHI AG                                  12,600 $  278,381
                                                ----------
CANADA--3.9%
 GSI Lumonics Inc. (a)                    8,900    146,850
 Methanex Corporation (a)                74,000    363,299
 Methanex Corporation (US Shares) (a)     7,000     35,437
                                                ----------
                                                   545,586
                                                ----------
FINLAND--5.8%
 Kesko OYJ                               35,500    313,731
 Kone Corporation OYJ, Series B           8,140    496,367
                                                ----------
                                                   810,098
                                                ----------
FRANCE--7.1%
 BNP Paribas                              4,600    406,118
 Christian Dior SA                        3,040    164,017
 SGS-Thomson Microelectronics NV          8,600    422,194
                                                ----------
                                                   992,329
                                                ----------
GERMANY--4.4%
 Continental AG                          18,600    327,111
 Walter AG                               15,800    286,247
                                                ----------
                                                   613,358
                                                ----------
HONG KONG--2.7%
 V-Tech Holdings Ltd.                   151,015    377,707
                                                ----------
INDONESIA--0.8%
 PT Asahimas Flat Glass TBK           1,039,000     83,666
 PT Tempo Scan Pacific TBK               72,000     25,905
                                                ----------
                                                   109,571
                                                ----------
IRELAND--2.8%
 Crean (James) PLC (a)                  122,059     30,204
 Smurfit (Jefferson) Group              200,000    351,732
                                                ----------
                                                   381,936
                                                ----------
ITALY--4.4%
 Banca Popolare Di Milano                59,500    369,659
 Pirelli SPA                             82,000    241,317
                                                ----------
                                                   610,976
                                                ----------
JAPAN--5.6%
 Arisawa Manufacturing Company Ltd.      13,000    397,793
 East Japan Railway                          68    378,951
                                                ----------
                                                   776,744
                                                ----------
KOREA, REPUBLIC OF--7.2%
 Samsung SDI                             10,700    423,145
 Samsung Electronics Ltd.                 2,200    398,511
 Samsung Electronics Ltd. NV (c) 144A     3,800    180,975
                                                ----------
                                                 1,002,631
                                                ----------
NETHERLANDS--9.2%
 ABN-AMRO Holdings NV                    16,600    387,295
 Draka Holdings NV                        5,784    385,926
 Gamma Holdings NV                       10,066    376,293
 Roto Smeets de Boer                      4,306    127,482
                                                ----------
                                                 1,276,996
                                                ----------

                                    Shares     Value
SOUTH AFRICA--10.3%
 Impala Platinum Holdings Ltd.        6,300 $   272,607
 Palabora Mining Company             58,050     349,185
 Sanlam Ltd.                        350,000     402,633
 Sappi Ltd.                          55,700     413,022
                                            -----------
                                              1,437,447
                                            -----------
SPAIN--8.6%
 Banco Bilbao Vizcaya Argentaria SA  29,700     449,355
 Repsol YPF SA                       16,300     300,347
 Union Electrica Fenosa SA           25,100     452,737
                                            -----------
                                              1,202,439
                                            -----------
THAILAND--2.7%
 Total Access Communications (a)    111,900     375,984
                                            -----------
UNITED KINGDOM--17.5%
 Barratt Developments PLC           102,000     393,713
 Beazer Group PLC                   187,400     318,718
 Bellway PLC                         80,100     296,150
 Billiton                           133,000     475,507
 Countryside Properties PLC         181,000     285,080
 Crest Nicholson PLC                179,000     304,432
 Lasmo                              192,000     369,134
                                            -----------
                                              2,442,734
                                            -----------
TOTAL COMMON STOCK
 (Cost $13,896,015) (b)                      13,234,917
OTHER ASSETS & LIABILITIES (NET)--5.0%          690,376
                                            -----------
NET ASSETS--100%                            $13,925,293
                                            ===========

(a) Non-income producing security.
(b) At September 30, 2000, the unrealized depreciation of investments based on aggregate cost for federal tax purposes of $13,896,015 was as follows:

 Aggregate gross unrealized appreciation for all investments in
  which there is an excess of value over tax cost                $ 1,372,835
 Aggregate gross unrealized depreciation for all investments in
  which there is an excess of tax cost over value                 (2,033,933)
                                                                 -----------
 Net unrealized depreciation                                     $  (661,098)
                                                                 ===========

(c) GDR-Global Depository Receipts

SECTOR ALLOCATIONS (as a
percentage of Total Common
Stock)
----------------------------
Basic Industries       17.7%
Capital Goods          18.3%
Consumer Basics         2.8%
Consumer Durables       4.3%
Consumer Non-Durables   4.1%
Energy                  8.5%
Finance                15.2%
General Business        3.8%
Shelter                12.1%
Technology             10.3%
Transportation          2.9%

-------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES September 30, 2000 (Unaudited)

                                                    Growth and   International  Emerging      Foreign
                           Small Cap     Mid Cap      Income        Equity       Markets       Value
Assets:
Investments at value
(Note 2)                  $82,103,176  $20,272,897  $89,998,425   $17,028,614  $12,476,300  $13,234,917
Foreign currency at
value (Cost $27,738 for
International Equity and
$15,970 for Emerging
Markets) (Note 2)                 --           --           --         28,005       15,992          --
Cash                           (3,019)       1,172      610,997         1,838        1,667          --
Collateral for securi-
ties loaned at value
(Note 6)                          --           --           --      1,075,343          --           --
Dividends, interest and
foreign tax reclaims re-
ceivable                       81,857        2,451       57,463        75,499       12,448       28,495
Receivable for invest-
ments sold                  1,035,467      322,814          --            --        15,490    2,217,340
Receivable for shares of
beneficial interest sold      150,000           50       22,500           --           --           --
Receivable from Manager
for reimbursement of ex-
penses (Note 3)                   --           --           --            --           --           --
Other assets                   17,141        3,941       19,964         3,570        2,925        3,026
                          -----------  -----------  -----------   -----------  -----------  -----------
 Total assets              83,384,622   20,603,325   90,709,349    18,212,869   12,524,822   15,483,778
                          -----------  -----------  -----------   -----------  -----------  -----------
Liabilities:
Collateral for securi-
ties loaned (Note 6)              --           --           --      1,075,343          --           --
Payable for investments
purchased                   1,592,372      396,498      315,172           --        15,508    1,533,084
Payable for shares of
beneficial interest re-
purchased                         --           --       183,077           --           --           --
Payable for compensation
of Manager (Note 3)            66,587       15,945       58,641        14,364        8,672       12,145
Payable for distribution
fees (Note 3)                  30,593        3,791       37,927         7,098        4,463        2,852
Payable to custodian            7,098        5,615        1,690        10,515       12,080        7,272
Payable to transfer
agent (Note 3)                 14,568        2,655       17,732         4,605        2,768        1,794
Other accrued expenses          6,136        2,194       15,590         1,752       13,951        1,338
                          -----------  -----------  -----------   -----------  -----------  -----------
 Total liabilities          1,717,354      426,698      629,829     1,113,677       57,442    1,558,485
                          -----------  -----------  -----------   -----------  -----------  -----------
Net assets                $81,667,268  $20,176,627  $90,079,520  $  17,099,192 $12,467,380  $13,925,293
                          ===========  ===========  ===========   ===========  ===========  ===========
Net Assets consist of:
Shares of beneficial in-
terest                    $45,891,454  $11,098,758  $51,797,072   $15,394,663  $13,835,969  $14,937,002
Undistributed net in-
vestment income (loss)       (386,760)    (107,843)    (476,225)     (112,239)      17,275      110,877
Accumulated net realized
gain (loss) on invest-
ments and foreign denom-
inated assets, liabili-
ties and currency          12,399,587    4,372,206   16,147,103       880,155   (1,334,352)    (459,160)
Unrealized appreciation
(depreciation) of in-
vestments and foreign
denominated assets, lia-
bilities and currency      23,762,987    4,813,506   22,611,570       936,613      (51,512)    (663,426)
                          -----------  -----------  -----------   -----------  -----------  -----------
                          $81,667,268  $20,176,627  $90,079,520   $17,099,192  $12,467,380  $13,925,293
                          -----------  -----------  -----------   -----------  -----------  -----------
Investments, at cost      $58,340,189  $15,459,391  $67,386,855   $16,089,002  $12,527,489  $13,896,015
                          -----------  -----------  -----------   -----------  -----------  -----------
Net assets
 Ordinary Shares          $75,086,474  $19,228,955  $87,526,069   $16,942,593  $10,249,848  $13,317,359
 Institutional Shares     $ 6,580,794  $   947,672  $ 2,553,451   $   156,599  $ 2,217,532  $   607,934
Shares of beneficial in-
terest outstanding (Un-
limited number of shares
authorized)
 Ordinary Shares            2,961,973      814,148    3,675,792     1,568,586    1,360,961    1,538,447
 Institutional Shares         247,925       39,241      105,588        14,460      290,938       70,110
Net asset value and of-
fering price per share*
 Ordinary Shares          $     25.35  $     23.62  $     23.81   $     10.80  $      7.53  $      8.66
 Institutional Shares     $     26.54  $     24.15  $     24.18   $     10.83  $      7.62  $      8.67

* A deferred sales charge amounting to 1% of the net asset value of the Ordinary Shares redeemed is withheld and paid to the Distributor. No deferred sales charge is withheld from redemptions of the Institutional Shares. In addition, no deferred sales charge is withheld from the Ordinary Shares of Mid Cap purchased after August 1, 1996.

  The accompanying notes are an integral part of these financial statements.
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS Six Months Ended September 30, 2000 (Unaudited)

                                                     Growth and   International  Emerging     Foreign
                           Small Cap     Mid Cap       Income        Equity       Markets      Value
Investment Income:
 Dividends*               $   276,849  $    32,079  $    274,169   $   204,099  $   164,616  $ 230,876
 Interest                      52,682       18,250           --         12,587        5,625     21,795
 Miscellaneous                    --           --            --            --           --         299
                          -----------  -----------  ------------   -----------  -----------  ---------
Total investment income       329,531       50,329       274,169        216,686     170,241    252,970
                          -----------  -----------  ------------   -----------  -----------  ---------
Expenses:
 Compensation of Manager
 (Note 3)                     382,776       91,031       350,551        91,997       56,654     76,325
 Distribution fees, Or-
 dinary Shares (Note 3)       175,910       21,630       227,651        45,585       29,132     17,624
 Custodian fees                23,440       20,003        21,350        35,438       44,185     23,215
 Transfer agent fees
 (Note 3):
 Ordinary Shares               49,030       12,071        63,472        12,714        8,130      9,819
 Institutional Shares           4,314          629         1,686           115        1,752        815
 Audit and legal               22,042        5,307        27,033         5,337        4,142      4,383
 Registration fees              7,464        1,781         9,122         1,764        1,367      1,480
 Insurance                      7,145        1,725         8,765         1,731        1,344      1,417
 Compensation of Trust-
 ees (Note 3)                   4,639        1,115         5,687         1,119          869        922
 Printing                       7,242        1,759         8,894         1,768        1,374      1,434
 Miscellaneous (Note 3)        32,289        8,315        36,867         8,437        6,651      7,167
                          -----------  -----------  ------------   -----------  -----------  ---------
 Total expenses before
 waivers and/or reim-
 bursements, and reduc-
 tions                        716,291      165,366       761,078       206,005      155,600    144,601
 Waivers and/or reim-
 bursements of expenses
 (Note 3)                         --        (7,194)          --         (5,144)         --      (1,250)
 Fees reduced by credits
 allowed by Custodian
 (Note 3)                         --           --        (10,684)          --           --         (65)
                          -----------  -----------  ------------   -----------  -----------  ---------
Expenses, net                 716,291      158,172       750,394        200,861     155,600    143,286
                          -----------  -----------  ------------   -----------  -----------  ---------
 Net investment income
 (loss)                      (386,760)    (107,843)     (476,225)        15,825      14,641    109,684
                          -----------  -----------  ------------   -----------  -----------  ---------
Realized and Unrealized
Gain (Loss) on
Investments, Foreign
Currency and Foreign
Translation:
 Net realized gain
 (loss) (Note 2) on:
 Investments **             6,444,140    1,351,215     3,765,809      (298,273)     855,071    264,246
 Foreign denominated as-
 sets, liabilities and
 currency                         --           --            --         (4,436)      (5,413)  (196,763)
 Change in unrealized
 appreciation (deprecia-
 tion) of:
 Investments               (4,410,911)  (2,202,059)  (11,185,924)   (1,634,156)  (3,945,476)  (831,752)
 Foreign denominated as-
 sets, liabilities and
 currency                         --           --            --         (1,579)        (327)    (2,624)
                          -----------  -----------  ------------   -----------  -----------  ---------
 Net realized and
 unrealized gain (loss)     2,033,229     (850,844)   (7,420,115)   (1,938,444)  (3,096,145)  (766,893)
                          -----------  -----------  ------------   -----------  -----------  ---------
Net increase (decrease)
in net assets resulting
from operations           $ 1,646,469  $  (958,687) $ (7,896,340)  $(1,922,619) $(3,081,504) $(657,209)
                          ===========  ===========  ============   ===========  ===========  =========

* Dividends are net of foreign withholding taxes of $1,045 for Small Cap, $11,878 for Growth and Income, $30,135 for Inter-national Equity, $14,279 for Emerging Markets and $31,832 for Foreign Value.
** Net realized gain (loss) on Investments is net of foreign withholding taxes of $13,795 for Emerging Markets.

  The accompanying notes are an integral part of these financial statements.
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

                                  Small Cap                          Mid Cap                      Growth and Income
                       Six months ended    Year ended    Six months ended    Year ended    Six months ended    Year ended
                      September 30, 2000 March 31, 2000 September 30, 2000 March 31, 2000 September 30, 2000 March 31, 2000
Increase (Decrease)
in Net Assets:
Operations:
 Net investment in-
 come (loss)             $  (386,760)     $  (775,352)     $  (107,843)     $  (155,156)     $   (476,225)    $   (853,010)
 Net realized gain
 (loss) on
 investments, foreign
 denominated assets,
 liabilities,
 currency and written
 options                   6,444,140       12,518,037        1,351,215        3,667,858         3,765,809       22,532,196
 Unrealized
 appreciation
 (depreciation) of
 investments and
 foreign denominated
 assets, liabilities
 and currency             (4,410,911)      22,479,764       (2,202,059)       5,137,854       (11,185,924)      13,226,035
                         -----------      -----------      -----------      -----------      ------------     ------------
 Net increase (de-
 crease) in net as-
 sets resulting from
 operations                1,646,469       34,222,449         (958,687)       8,650,556        (7,896,340)      34,905,221
Distributions to
shareholders from:
 Net investment in-
 come
 Ordinary Shares                 --               --               --               --                --               --
 Institutional
 Shares                          --               --               --               --                --               --
 Distributions in ex-
 cess of net invest-
 ment income
 Ordinary Shares                 --               --               --               --                --               --
 Institutional
 Shares                          --               --               --               --                --               --
 Net realized gains
 Ordinary Shares                 --               --               --        (1,051,870)              --       (16,535,191)
 Institutional
 Shares                          --               --               --           (46,385)              --          (657,052)
 Distributions in ex-
 cess of net realized
 gains
 Ordinary Shares                 --               --               --               --                --               --
 Institutional
 Shares                          --               --               --               --                --               --
 Return of capital
 Ordinary Shares                 --               --               --               --                --               --
 Institutional
 Shares                          --               --               --               --                --               --
                         -----------      -----------      -----------      -----------      ------------     ------------
                                 --               --               --        (1,098,255)              --       (17,192,243)
                         -----------      -----------      -----------      -----------      ------------     ------------
Fund share transac-
tions (Note 10)             (768,896)      (5,717,640)         228,284          181,135          (855,076)       5,636,664
                         -----------      -----------      -----------      -----------      ------------     ------------
Increase (decrease)
in net assets                877,573       28,504,809         (730,403)       7,733,436        (8,751,416)      23,349,642
Net assets beginning
of year                   80,789,695       52,284,886       20,907,030       13,173,594        98,830,936       75,481,294
                         -----------      -----------      -----------      -----------      ------------     ------------
Net assets end of
year*                    $81,667,268      $80,789,695      $20,176,627      $20,907,030      $ 90,079,520     $ 98,830,936
                         ===========      ===========      ===========      ===========      ============     ============
*Includes undistrib-
uted net investment
income (loss) of         $  (386,760)     $       --       $  (107,843)     $       --       $   (476,225)    $        --

   The accompanying notes are an integral part of these financial statements.
--------------------------------------------------------------------------------

                           International Equity                 Emerging Markets                    Foreign Value
                       Six months ended    Year ended    Six months ended    Year ended    Six months ended    Year ended
                      September 30, 2000 March 31, 2000 September 30, 2000 March 31, 2000 September 30, 2000 March 31, 2000
Increase (Decrease)
in Net Assets:
Operations:
 Net investment in-
 come (loss)             $    15,825      $   (69,216)     $    14,641      $     1,994      $   109,684      $    52,861
 Net realized gain
 (loss) on
 investments,
 foreign denominated
 assets,
 liabilities,
 currency and
 written options            (302,709)       2,925,169          849,658          480,186           67,483          206,133
 Unrealized
 appreciation
 (depreciation) of
 investments and
 foreign denominated
 assets, liabilities
 and currency             (1,635,735)        (232,894)      (3,945,803)       3,923,901         (834,376)         720,112
                         -----------      -----------      -----------      -----------      -----------      -----------
 Net increase
 (decrease) in net
 assets resulting
 from operations          (1,922,619)       2,623,059       (3,081,504)       4,406,081         (657,209)         979,106
Distributions to
shareholders from:
 Net investment in-
 come
 Ordinary Shares                 --               --               --               --               --          (440,249)
 Institutional
 Shares                          --               --               --               --               --            (2,829)
 Distributions in
 excess of net in-
 vestment income
 Ordinary Shares                 --          (524,319)             --           (20,725)             --           (34,588)
 Institutional
 Shares                          --           (47,894)             --            (9,394)             --              (222)
 Net realized gains
 Ordinary Shares                 --          (763,209)             --               --               --               --
 Institutional
 Shares                          --           (58,039)             --               --               --               --
 Distributions in
 excess of net real-
 ized gains
 Ordinary Shares                 --               --               --               --               --               --
 Institutional
 Shares                          --               --               --               --               --               --
 Return of capital
 Ordinary Shares                 --               --               --               --               --               --
 Institutional
 Shares                          --               --               --               --               --               --
                         -----------      -----------      -----------      -----------      -----------      -----------
                                 --        (1,393,461)             --           (30,119)             --          (477,888)
                         -----------      -----------      -----------      -----------      -----------      -----------
Fund share transac-
tions (Note 10)             (640,811)      (5,418,070)         (14,087)       1,297,698         (216,236)       6,418,141
                         -----------      -----------      -----------      -----------      -----------      -----------
Increase (decrease)
in net assets             (2,563,430)      (4,188,472)      (3,095,591)       5,673,660         (873,445)       6,919,359
Net assets beginning
of year                   19,662,622       23,851,094       15,562,971        9,889,311       14,798,738        7,879,379
                         -----------      -----------      -----------      -----------      -----------      -----------
Net assets end of
year*                    $17,099,192      $19,662,622      $12,467,380      $15,562,971      $13,925,293      $14,798,738
                         ===========      ===========      ===========      ===========      ===========      ===========
* Includes undis-
  tributed net in-
  vestment income
  (loss) of              $  (114,242)     $  (128,064)     $    17,275      $     2,634      $   116,391      $     1,193

   The accompanying notes are an integral part of these financial statements.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
(For a share outstanding throughout each period)

                                         Income from
                                   Investment Operations(a)                      Distributions
                  Net Asset     Net        Net Realized             Dividends    Distributions
                  Value at   Investment   and Unrealized Total from  from Net        from                    Net Asset
                  Beginning    Income      Gain (Loss)   Investment Investment     Realized        Total     Value End   Total
                  of Period (Loss)(b)(c)  on Securities  Operations   Income     Capital Gains Distributions of Period Return(d)
Small Cap
Ordinary Shares
Six Months Ended
September 30,
2000 (Unaudited)   $24.82      (0.12)          0.65         0.53        --             --            --       $25.35      2.14 %
Year Ended March
31, 2000           $14.60      (0.24)         10.46        10.22        --             --            --       $24.82     70.00 %
Year Ended March
31, 1999           $17.80      (0.15)         (3.05)       (3.20)       --             --            --       $14.60    (17.98)%
Year Ended March
31, 1998           $15.04      (0.23)          5.60         5.37      (0.16)         (2.45)(h)     (2.61)     $17.80     37.79 %
Year Ended March
31, 1997           $18.91       0.16 (g)       0.77         0.93        --           (4.80)        (4.80)     $15.04      1.72 %
Year Ended March
31, 1996           $15.81      (0.21)          5.54         5.33        --           (2.23)        (2.23)     $18.91     34.25 %
Institutional
 Shares
Six Months Ended
September 30,
2000 (Unaudited)   $25.92      (0.07)          0.69         0.62        --             --            --       $26.54      2.39 %
Year Ended March
31, 2000           $15.17      (0.15)         10.90        10.75        --             --            --       $25.92     70.86 %
Year Ended March
31, 1999           $18.40      (0.08)         (3.15)       (3.23)       --             --            --       $15.17    (17.55)%
Year Ended March
31, 1998           $15.55      (0.15)          5.79         5.64      (0.34)         (2.45)(h)     (2.79)     $18.40     38.44 %
Year Ended March
31, 1997           $19.33       0.08 (g)       0.94         1.02        --           (4.80)        (4.80)     $15.55      2.21 %
Year Ended March
31, 1996           $16.05      (0.12)          5.63         5.51        --           (2.23)        (2.23)     $19.33     34.89 %
Mid Cap
Ordinary Shares
Six Months Ended
September 30,
2000 (Unaudited)   $24.68      (0.13)         (0.93)       (1.06)       --             --            --       $23.62     (4.30)%
Year Ended March
31, 2000           $15.46      (0.19)         10.74        10.55        --           (1.33)        (1.33)     $24.68     71.41 %
Year Ended March
31, 1999           $16.05      (0.11)         (0.09)       (0.20)       --           (0.39)        (0.39)     $15.46     (1.08)%
Year Ended March
31, 1998           $13.44      (0.08)          6.06         5.98        --           (3.37)        (3.37)     $16.05     46.76 %
Year Ended March
31, 1997           $13.20       0.09           2.29         2.38      (0.14)         (2.00)        (2.14)     $13.44      17.47%
Year Ended March
31, 1996           $10.12       0.06           3.27         3.33      (0.01)         (0.24)        (0.25)     $13.20     33.01 %
Institutional
 Shares
Six Months Ended
September 30,
2000 (Unaudited)   $25.21      (0.12)         (0.94)       (1.06)       --             --            --       $24.15     (4.20)%
Year Ended March
31, 2000           $15.65      (0.19)         11.08        10.89        --           (1.33)        (1.33)     $25.21     72.81 %
Year Ended March
31, 1999           $16.24      (0.10)         (0.10)       (0.20)       --           (0.39)        (0.39)     $15.65     (1.07)%
Year Ended March
31, 1998           $13.55      (0.06)          6.12         6.06        --           (3.37)        (3.37)     $16.24     47.01 %
Year Ended March
31, 1997           $13.20       0.11           2.27         2.38      (0.03)         (2.00)        (2.03)     $13.55     17.51 %
April 17, 1995*
to March 31,
1996               $10.27       0.10           3.09         3.19      (0.02)         (0.24)        (0.26)     $13.20     31.12 %
Growth and In-
 come
Ordinary Shares
Six Months Ended
September 30,
2000 (Unaudited)   $25.88      (0.13)         (1.94)       (2.07)       --             --            --       $23.81     (8.00)%
Year Ended March
31, 2000           $21.26      (0.25)         10.21         9.96        --           (5.34)        (5.34)     $25.88     51.46 %
Year Ended March
31, 1999           $20.85      (0.08)          2.82         2.74        --           (2.33)        (2.33)     $21.26     13.67 %
Year Ended March
31, 1998           $15.22       0.00           7.61         7.61      (0.05)         (1.93)        (1.98)     $20.85     51.52 %
Year Ended March
31, 1997           $14.57       0.08           2.53         2.61      (0.10)         (1.86)        (1.96)     $15.22     17.97 %
Year Ended March
31, 1996           $13.72       0.12           2.89         3.01      (0.13)         (2.03)        (2.16)     $14.57     22.17 %
Institutional
 Shares
Six Months Ended
September 30,
2000 (Unaudited)   $26.22      (0.07)         (1.97)       (2.04)       --             --            --       $24.18     (7.78)%
Year Ended March
31, 2000           $21.37      (0.14)         10.33        10.19        --           (5.34)        (5.34)     $26.22     52.32 %
Year Ended March
31, 1999           $20.84       0.03           2.83         2.86        --           (2.33)        (2.33)     $21.37     14.27 %
Year Ended March
31, 1998           $15.24       0.10           7.60         7.70      (0.17)         (1.93)        (2.10)     $20.84     52.18 %
Year Ended March
31, 1997           $14.58       0.15           2.55         2.70      (0.18)         (1.86)        (2.04)     $15.24     18.62 %
Year Ended March
31, 1996           $13.72       0.20           2.89         3.09      (0.20)         (2.03)        (2.23)     $14.58     22.75 %
International
 Equity
Ordinary Shares
Six Months Ended
September 30,
2000 (Unaudited)   $12.00       0.01          (1.21)       (1.20)       --             --            --       $10.80    (10.00)%
Year Ended March
31, 2000           $11.37      (0.04)          1.50         1.46      (0.34)(i)      (0.49)        (0.83)     $12.00     12.93 %
Year Ended March
31, 1999           $11.97       0.01          (0.58)       (0.57)     (0.03)(i)        --          (0.03)     $11.37     (4.78)%
Year Ended March
31, 1998           $11.03       0.07           1.30         1.37      (0.17)(i)      (0.26)(j)     (0.43)     $11.97     12.95 %
Year Ended March
31, 1997           $10.70       0.01           0.40         0.41      (0.08)           --          (0.08)     $11.03      3.82 %
Year Ended March
31, 1996           $10.06       0.00           0.67         0.67      (0.03)           --          (0.03)     $10.70      6.63 %
                                           Ratios and Supplemental Data
                             Ratio of Expenses to Average
                                   Net Assets(e)(f)
                  Net Assets                                         Net Investment
                    End of                             Including     Income (Loss)
                    Period   Excluding                  Custody      to Average Net  Portfolio
                   (000's)    Credits      Gross        Credits       Assets(c)(e)  Turnover(e)
Small Cap
Ordinary Shares
Six Months Ended
September 30,
2000 (Unaudited)   $75,086          1.92%       1.92%         1.92%      (1.05)%       88.00%
Year Ended March
31, 2000           $74,289          1.97%       1.97%         1.96%      (1.30)%      145.00%
Year Ended March
31, 1999           $47,605          1.94%       1.94%         1.94%      (0.99)%      113.00%
Year Ended March
31, 1998           $66,876          1.90%       1.96%         1.89%      (1.33)%      135.00%
Year Ended March
31, 1997           $57,135          1.97%       2.03%         1.90%       0.90 %(g)   393.00%
Year Ended March
31, 1996           $71,618          1.97%       1.97%         1.88%      (1.17)%      324.00%
Institutional
 Shares
Six Months Ended
September 30,
2000 (Unaudited)   $ 6,581          1.42%       1.42%         1.42%      (0.55)%       88.00%
Year Ended March
31, 2000           $ 6,501          1.47%       1.47%         1.46%      (0.80)%      145.00%
Year Ended March
31, 1999           $ 4,680          1.44%       1.44%         1.44%      (0.49)%      113.00%
Year Ended March
31, 1998           $ 6,286          1.41%       1.47%         1.40%      (0.86)%      135.00%
Year Ended March
31, 1997           $ 9,207          1.47%       1.52%         1.40%       0.41 %(g)   393.00%
Year Ended March
31, 1996           $42,803          1.47%       1.47%         1.38%      (0.67)%      324.00%
Mid Cap
Ordinary Shares
Six Months Ended
September 30,
2000 (Unaudited)   $19,229          1.75%       1.83%         1.75%      (1.20)%       81.00%
Year Ended March
31, 2000           $19,921          1.67%       1.92%         1.67%      (1.03)%      153.00%
Year Ended March
31, 1999           $12,617          1.65%       1.87%         1.65%      (0.72)%      168.00%
Year Ended March
31, 1998           $15,484          1.57%       1.97%         1.57%      (0.52)%      128.00%
Year Ended March
31, 1997           $ 8,733          1.19%       2.19%         1.11%       0.62 %      162.00%
Year Ended March
31, 1996           $ 6,025          2.34%       2.62%         1.92%       0.46 %      181.00%
Institutional
 Shares
Six Months Ended
September 30,
2000 (Unaudited)   $   948          1.58%       1.58%         1.58%      (1.03)%       81.00%
Year Ended March
31, 2000           $   986          1.67%       1.67%         1.67%      (1.04)%      153.00%
Year Ended March
31, 1999           $   557          1.62%       1.62%         1.62%      (0.69)%      168.00%
Year Ended March
31, 1998           $   823          1.40%       1.72%         1.40%      (0.35)%      128.00%
Year Ended March
31, 1997           $   361          1.44%       2.01%         1.27%       0.77 %      162.00%
April 17, 1995*
to March 31,
1996               $ 4,621          2.02%       2.51%         1.66%       0.87 %      181.00%
Growth and In-
 come
Ordinary Shares
Six Months Ended
September 30,
2000 (Unaudited)   $87,526          1.65%       1.65%         1.62%      (1.03)%       48.00%
Year Ended March
31, 2000           $96,477          1.70%       1.70%         1.66%      (1.08)%       78.00%
Year Ended March
31, 1999           $70,874          1.67%       1.67%         1.62%      (0.36)%       97.00%
Year Ended March
31, 1998           $66,397          1.69%       1.69%         1.65%      (0.01)%       72.00%
Year Ended March
31, 1997           $43,266          1.73%       1.73%         1.70%       0.50 %       98.00%
Year Ended March
31, 1996           $41,353          1.73%       1.73%         1.64%       0.81 %      152.00%
Institutional
 Shares
Six Months Ended
September 30,
2000 (Unaudited)   $ 2,553          1.14%       1.14%         1.12%      (0.55)%       48.00%
Year Ended March
31, 2000           $ 2,354          1.20%       1.20%         1.16%      (0.60)%       78.00%
Year Ended March
31, 1999           $ 4,607          1.17%       1.17%         1.12%       0.14 %       97.00%
Year Ended March
31, 1998           $ 3,724          1.19%       1.19%         1.14%       0.50 %       72.00%
Year Ended March
31, 1997           $ 1,532          1.24%       1.24%         1.21%       0.99 %       98.00%
Year Ended March
31, 1996           $ 1,888          1.24%       1.24%         1.15%       1.31 %      152.00%
International
 Equity
Ordinary Shares
Six Months Ended
September 30,
2000 (Unaudited)   $16,943          2.19%       2.25%         2.19%       0.17 %       37.00%
Year Ended March
31, 2000           $19,491          2.18%       2.30%         2.13%      (0.35)%       78.00%
Year Ended March
31, 1999           $21,956          2.11%       2.11%         2.08%       0.12 %      128.00%
Year Ended March
31, 1998           $32,182          2.18%       2.18%         2.03%       0.62 %       61.00%
Year Ended March
31, 1997           $27,410          2.20%       2.23%         2.15%       0.10 %      135.00%
Year Ended March
31, 1996           $27,402          2.15%       2.15%         2.09%      (0.04)%       43.00%

   The accompanying notes are an integral part of these financial statements.
--------------------------------------------------------------------------------

(For a share outstanding throughout each period)

                                         Income from
                                   Investment Operations(a)                     Distributions
                  Net Asset     Net       Net Realized             Dividends    Distributions
                  Value at   Investment  and Unrealized Total from  from Net        from                    Net Asset
                  Beginning    Income     Gain (Loss)   Investment Investment     Realized        Total     Value End   Total
                  of Period (Loss)(b)(c) on Securities  Operations   Income     Capital Gains Distributions of Period Return(d)
International
Equity--Contin-
ued
Institutional
Shares
Six Months Ended
September 30,
2000 (Unaudited)   $12.00       0.04         (1.21)       (1.17)       --             --            --       $10.83     (9.75)%
Year Ended March
31, 2000           $11.39       0.02          1.49         1.51      (0.41)(i)      (0.49)        (0.90)     $12.00     13.33 %
Year Ended March
31, 1999           $11.95       0.06         (0.58)       (0.52)     (0.04)(i)        --          (0.04)     $11.39     (4.34)%
Year Ended March
31, 1998           $11.10       0.14          1.28         1.42      (0.31)(i)      (0.26)(j)     (0.57)     $11.95     13.50 %
Year Ended March
31, 1997           $10.73       0.06          0.41         0.47      (0.10)           --          (0.10)     $11.10      4.38 %
Year Ended March
31, 1996           $10.10       0.04          0.66         0.70      (0.07)           --          (0.07)     $10.73      6.95 %
Emerging Markets
Ordinary Shares
Six Months Ended
September 30,
2000 (Unaudited)   $ 9.39       0.01         (1.87)       (1.86)       --             --            --       $ 7.53    (19.81)%
Year Ended March
31, 2000           $ 6.59      (0.01)         2.83         2.82      (0.02)(k)        --          (0.02)     $ 9.39     42.73 %
Year Ended March
31, 1999           $ 7.70       0.07         (1.11)       (1.04)     (0.07)(l)        --          (0.07)     $ 6.59    (13.40)%
Year Ended March
31, 1998           $ 9.24      (0.04)        (1.50)       (1.54)       --             --            --       $ 7.70    (16.67)%
Year Ended March
31, 1997           $ 8.38      (0.04)         0.90         0.86        --             --            --       $ 9.24     10.26 %
Year Ended March
31, 1996           $ 7.24      (0.07)         1.21         1.14        --             --            --       $ 8.38     15.75 %
Institutional
Shares
Six Months Ended
September 30,
2000 (Unaudited)   $ 9.48       0.03         (1.89)       (1.86)       --             --            --       $ 7.62    (19.62)%
Year Ended March
31, 2000           $ 6.64       0.04          2.85         2.89      (0.05)(k)        --          (0.05)     $ 9.48     43.55 %
Year Ended March
31, 1999           $ 7.76       0.09         (1.11)       (1.02)     (0.10)(l)        --          (0.10)     $ 6.64    (12.93)%
Year Ended March
31, 1998           $ 9.27       0.02         (1.53)       (1.51)       --             --            --       $ 7.76    (16.29)%
April 2,1996* to
March 31, 1997     $ 8.49       0.01          0.80         0.81      (0.03)           --          (0.03)     $ 9.27      9.54 %
Foreign Value
Ordinary Shares
Six Months Ended
September 30,
2000 (Unaudited)   $ 9.05       0.06         (0.45)       (0.39)       --             --            --       $ 8.66     (4.31)%
Year Ended March
31, 2000           $ 8.36       0.04          0.97         1.01      (0.32)(m)        --          (0.32)     $ 9.05     12.17 %
May 15, 1998* to
March 31, 1999     $10.00       0.02         (1.64)       (1.62)     (0.02)(m)        --          (0.02)     $ 8.36    (16.16)%
Institutional
Shares
Six Months Ended
September 30,
2000 (Unaudited)   $ 9.06       0.09         (0.48)       (0.39)       --             --            --       $ 8.67     (4.30)%
Year Ended March
31, 2000           $ 8.37       0.12          0.91         1.03      (0.34)(m)        --          (0.34)     $ 9.06     12.37 %
December 18,
1998* to March
31, 1999           $ 8.43       0.06         (0.12)       (0.06)       --             --            --       $ 8.37     (0.71)%
                                           Ratios and Supplemental Data
                             Ratio of Expenses to Average
                                   Net Assets(e)(f)
                  Net Assets                                         Net Investment
                    End of                             Including     Income (Loss)
                    Period   Excluding                  Custody      to Average Net  Portfolio
                   (000's)    Credits      Gross        Credits       Assets(c)(e)  Turnover(e)
International
Equity--Contin-
ued
Institutional
Shares
Six Months Ended
September 30,
2000 (Unaudited)   $   157          1.69%       1.75%         1.69%       0.66 %       37.00%
Year Ended March
31, 2000           $   172          1.68%       1.80%         1.63%       0.14 %       78.00%
Year Ended March
31, 1999           $ 1,895          1.61%       1.61%         1.58%       0.62 %      128.00%
Year Ended March
31, 1998           $ 1,728          1.68%       1.69%         1.54%       1.19 %       61.00%
Year Ended March
31, 1997           $ 1,760          1.69%       1.75%         1.64%       0.51 %      135.00%
Year Ended March
31, 1996           $ 1,241          1.65%       1.65%         1.59%       0.38 %       43.00%
Emerging Markets
Ordinary Shares
Six Months Ended
September 30,
2000 (Unaudited)   $10,250          2.37%       2.37%         2.37%       0.12 %       55.00%
Year Ended March
31, 2000           $12,767          2.33%       2.33%         2.33%      (0.07)%       31.00%
Year Ended March
31, 1999           $ 8,442          2.32%       2.58%         2.24%       1.03 %       49.00%
Year Ended March
31, 1998           $ 9,241          2.69%       2.69%         2.57%      (0.43)%       52.00%
Year Ended March
31, 1997           $10,052          2.68%       2.68%         2.56%      (0.47)%        8.00%
Year Ended March
31, 1996           $ 7,736          2.74%       2.74%         2.59%      (0.84)%        9.00%
Institutional
Shares
Six Months Ended
September 30,
2000 (Unaudited)   $ 2,218          1.79%       1.79%         1.79%       0.63 %       55.00%
Year Ended March
31, 2000           $ 2,796          1.83%       1.83%         1.83%       0.52 %       31.00%
Year Ended March
31, 1999           $ 1,447          1.82%       2.08%         1.74%       1.36 %       49.00%
Year Ended March
31, 1998           $ 1,002          2.19%       2.19%         2.07%       0.24 %       52.00%
April 2,1996* to
March 31, 1997     $ 1,212          2.01%       2.17%         1.89%       0.13 %        8.00%
Foreign Value
Ordinary Shares
Six Months Ended
September 30,
2000 (Unaudited)   $13,317          1.90%       1.92%         1.90%       1.41 %       43.00%
Year Ended March
31, 2000           $13,595          1.90%       2.06%         1.90%       0.40 %       30.00%
May 15, 1998* to
March 31, 1999     $ 7,478          1.99%       2.13%         1.90%       0.19 %       22.00%
Institutional
Shares
Six Months Ended
September 30,
2000 (Unaudited)   $   608          1.65%       1.69%         1.65%       1.81 %       43.00%
Year Ended March
31, 2000           $ 1,204          1.61%       1.77%         1.61%       1.67 %       30.00%
December 18,
1998* to March
31, 1999           $   401          1.72%       1.86%         1.70%       0.75 %       22.00%

* Commencement of Operations
(a) Per share numbers have been calculated using the average shares method.
(b) Reflects expense waivers/reimbursements and reductions in effect during the period. See Note 3 to the Financial State-ments.
(c) Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets reflect net investment income prior to certain reclassifications for federal income or excise taxes.
(d) Total Return does not include the one time deferred sales charge of 1% for the Ordinary Shares. Effective August 1,
    1996 Mid Cap Ordinary Shares are no longer subject to the deferred sales charge of 1%. The total return would have been lower if certain fees had not been waived or if custo-dial fees had not been reduced by credits allowed by the custodian. See Note 3 to the financial statements.
(e) Periods less than one year are annualized.
(f) Ratio of expenses to average net assets shows:
  Excluding Credits (total expenses less fees waivers and reim-
   bursements by the investment advisor, if any).
  Gross (total expenses not taking into account fee waivers and reimbursements by the investment advisor or custody earnings credits, if any).
  Including Credits (expenses less fee waivers and reimbursements by the investment advisor and reduced by custody earnings cred-its, if any).
(g) Net investment income per share and the net investment in-come ratio would have been lower without a certain invest-ment strategy followed by the subadvisor during the fiscal year ended March 31, 1997.
(h) Distributions from realized capital gains include distribu-tions in excess of realized capital gains of $ 0.03 per share.
(i) Distributions from net investment income includes distribu-tions in excess of current net income of $ 0.34, $ 0.01 and $ 0.06 per share for Ordinary Shares, and $ 0.41, $ 0.01 and
    $ 0.11 per share for Institutional Shares during the fiscal years ended March 31, 2000, 1999 and 1998, respectively.
(j) Distributions from realized capital gains include distribu-tions in excess of realized capital gains of $ 0.05 per share.
(k) Distributions from net investment income includes distribu-tions in excess of current net investment income of $ 0.02 per share for Ordinary Shares and $ 0.05 per share for In-stitutional Shares.
(l) Distributions from net investment income includes a return of capital of $ 0.02 per share for Ordinary Shares and $
    0.03 per share for Institutional Shares.
(m) Distribution from net investment income includes distribu-tions in excess of current net investment income of $ 0.02 and $ 0.01 for Ordinary Shares, and $ 0.02 and $ (-) for In-stitutional Shares for the years ended March 31, 2000 and 1999, respectively.

  The accompanying notes are an integral part of these financial statements.
--------------------------------------------------------------------------------

[LOGO OF QUANT FUNDS]

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Organization of the Trust.

The Quantitative Group of Funds (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. Effec-tive November 30, 1999, the Trust began doing business as "Quant Funds." The Trust currently has six series (individually a "Fund" and collectively the "Funds") each with a distinct investment objective: Quant Small Cap, Quant Mid Cap, Quant Growth and Income, Quant International Equity, Quant Emerging Mar-kets, and Quant Foreign Value.

The Quant Small Cap Fund ("Small Cap") seeks maximum long-term capital appre-ciation by investing primarily in common stocks of companies with smaller mar-ket capitalizations or larger companies with higher than average expected earnings growth rates.

The Quant Mid Cap Fund ("Mid Cap") seeks long-term growth of capital by in-vesting primarily in common stock of companies with medium market capitaliza-tions.

The Quant Growth and Income Fund ("Growth and Income") seeks long-term growth of capital and income by investing primarily in common stocks of larger compa-nies having substantial equity capital that are currently paying dividends.

The Quant International Equity Fund ("International Equity") seeks long-term capital growth and income by investing primarily in foreign securities. Gener-ally, the Fund invests in Western Europe, Australia, and the larger capital markets in the Far East.

The Quant Emerging Markets Fund ("Emerging Markets") seeks long-term growth of capital by investing in securities of foreign issuers located in emerging mar-kets.

The Quant Foreign Value Fund ("Foreign Value") seeks long-term capital growth and income by investing in a diversified portfolio consisting primarily of foreign securities. Generally, the Fund invests in Western Europe, Australia, and the larger capital markets in the Far East. The Fund may also invest in emerging markets.

2. Significant Accounting Policies.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles for investment compa-nies, which require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual re-sults could differ from these estimates.

Security Valuation. Portfolio securities are valued each business day at the last reported sale price up to 4:00 p.m. on the principal exchange or market on which they are traded. If there is no such reported sale, the securities are valued at the last reported price. Short-term investments that mature in 60 days or less are valued at amortized cost. Securities quoted in foreign currencies are translated into U.S. dollars based upon the prevailing exchange rate on each business day. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith us-ing procedures approved by the Funds' Trustees (the "Trustees").

Security Transactions and Related Investment Income. Security transactions are accounted for on the trade date (the date the order to buy or sell is execut-ed). Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the Funds are in-formed of the ex-dividend date. Interest income is recorded on the accrual ba-sis. In determining the net gain or loss on securities sold, the cost of secu-rities is determined on the identified cost basis. Each Fund's investment in-come and realized and unrealized gains and losses are allocated among classes based upon the daily relative net assets.

Repurchase Agreements. The Funds' custodian takes possession through the fed-eral book-entry system of securities collateralizing repurchase agreements. Collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Funds. The Funds may expe-rience costs and delays in liquidating the collateral if the issuer defaults or enters into bankruptcy.

Options. Premiums received by the Funds upon writing put or call options are recorded as an asset with a corresponding liability which is subsequently ad-justed to the current market value of the option. When an option expires, is exercised, or is closed, the Funds realize a gain or loss, and the liability is eliminated. The Funds continue to bear the risk of adverse movements in the price of the underlying asset during the period of the option, although any potential loss during the period would be reduced by the amount of the option premium received. Purchased options and the liability related to premiums re-ceived on written options are valued based upon their quoted daily settlement price.

Foreign Currency Transactions. All monetary items denominated in foreign cur-rencies are translated into U.S. dollars based on the prevailing exchange rate at the close of each business day. Income and expenses denominated in foreign currencies are translated at the prevailing rates of exchange when accrued or incurred.

Reported net realized gains and losses on foreign currency transactions repre-sent net gains and losses from currency gains
-------------------------------------------------------------------------------

                                                          [LOGO OF QUANT FUNDS]
and losses realized between the trade and settlement dates on investment transactions, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are not segre-gated in the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investments.

Restricted Securities. The Funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities may be resold in transactions exempt from registration or to the public if the securities are registered. One type of exempt transaction is a sale to certain qualified institutional buyers under Rule 144A of the Securities Act of 1933. Disposal of these securities may involve time-consuming negotiations and ex-pense, and prompt sale at an acceptable price may be difficult. At the end of the period, $758,132, or 6% of net assets of Emerging Markets and $180,975 or 1% of net assets of Foreign Value, was invested in restricted securities and $0 for each of Small Cap, Mid Cap, Growth and Income and International Equity.

Expenses. The majority of the expenses of the Funds are attributed to the in-dividual Funds for which they are incurred. Expenses that are not attributed to a specific Fund are allocated in proportion to the respective net assets of the Funds. Expenses allocable to a Fund are borne pro rata by the holders of both classes of shares of such Fund, except that 12b-1 Plan expenses will not be borne by the holders of Institutional Shares and each class has its own transfer agency fee.

3. Management Fee, Advisory Contracts and Other Affiliate Transactions.

The Funds have entered into a management agreement with Quantitative Invest-ment Advisors, Inc. (the "Manager"). Compensation of the Manager, for manage-ment and administration of the Funds, including selection and monitoring of the portfolio advisors, is paid monthly based on the average daily net asset value of each Fund for the month. The annual rate of such fees is 1.00% of the average daily net asset value of Small Cap, Mid Cap, International Equity and Foreign Value; 0.75% of the average daily net asset value of the Growth and Income Fund; and 0.80% of the average daily net asset value of Emerging Mar-kets.

Under the management agreement, the Manager has agreed to reduce its compensa-tion, and if necessary, assume expenses, with respect to Small Cap, Growth and Income, and International Equity to the extent that the total expenses of any of these Funds individually exceed 2% of average net asset value for any fis-cal year. The distribution agreement calls for the Distributor to reduce its fee similarly after the Manager's fee has been eliminated. The Manager has also voluntarily agreed to waive fees or assume certain operating expenses of Emerging Markets in order to reduce the total expenses of this Fund to no more than 2.25% of its average net assets. Fund expenses subject to this limitation are exclusive of brokerage, interest, taxes and extraordinary expenses, which include incremental custody costs associated with international securities. Expenses are calculated gross of custody credits, if applicable.

For the six months ended September 30, 2000, the fees waived or expenses reim-bursed by the Manager amounted to $5,144 for International Equity. The aggre-gate management fees, net of fees waived or reimbursed by the Manager amounted to $1,044,190.

The Manager has entered into advisory contracts with the following advisors (collectively the "Advisors") to provide investment advisory services to the following Funds: Columbia Partners, L.L.C., Investment Management (Small Cap, Mid Cap), State Street Bank and Trust Company (Growth and Income), Indepen-dence International Associates, Inc. (International Equity, Emerging Markets), and Polaris Capital Management, Inc. (Foreign Value).

For services rendered, the Manager pays to the Advisor of a Fund a fee gener-ally based on a percentage of the average daily net asset value of the Fund. The fee for each Fund is determined separately. The fees paid by the Manager to the Advisors of the Funds are as follows: Small Cap and International Equi-ty--0.50% of average daily total net assets; Mid Cap and Emerging Markets-- 0.40% of average daily total net assets; Growth and Income--0.375% of the first $20 million and 0.30% of amounts in excess of $20 million of average daily total net assets, with an annual minimum of $25,000; and Foreign Value, 0.35% of the first $35 million, 0.40% of amounts over $35 million and up to $200 million and 0.50% for assets in excess of $200 million of average daily total net assets. Subsequent to the end of this semi-annual reporting period, the Manager terminated its advisory contract with Independence International Associates, Inc. for the International Equity Fund and entered into a new ad-visory contract with State Street Bank and Trust Company for the Fund. Please see Note 11: Subsequent Events for additional information.

The Funds have entered into a distribution agreement with U.S. Boston Capital Corporation (the "Distributor"). For its services under the distribution agreement, the Distributor receives a monthly fee at the annual rate of (i) 0.50% of the average net asset value of Ordinary Shareholder accounts of Small Cap, Growth and Income, International Equity and Emerging Markets and (ii) 0.25% of the average net asset value of Ordinary Shareholder accounts of Mid Cap and Foreign Value open during the period the plan is in effect. Prior to August 1, 1996, the annual rate for Mid Cap accounts was 0.50%. Holders of In-stitutional Shares bear no portion of the
-------------------------------------------------------------------------------

[LOGO OF QUANT FUNDS]

12b-1 Plan expenses of the Funds and are not entitled to vote on matters in-volving the 12b-1 Plan. For the months of April and May, the Distributor vol-untarily agreed to waive its fees with respect to Mid Cap, which amounted to $7,194. During the six months ended September 30, 2000, the aggregate fees paid by the Funds pursuant to such distribution plan, net of fees waived by the Distributor, amounted to $510,338.

A deferred sales charge amounting to 1% of the net asset value of Ordinary Shares redeemed of Small Cap, Growth and Income, International Equity, Emerg-ing Markets and Foreign Value is withheld from the redemption proceeds and paid to the Distributor. The deferred sales charge is also imposed on redemp-tions of Ordinary Shares of Mid Cap purchased prior to August 1, 1996. The de-ferred sales charge is not imposed on redemptions of Institutional Shares and certain other transactions. The Funds have been advised that during the six months ended September 30, 2000, such fees earned by the Distributor were $69,288.

Transfer agent functions are provided to the Funds by Quantitative Institu-tional Services, a division of the Manager (the "Transfer Agent") pursuant to a transfer agent agreement. The transfer agent agreement provides for base fees that are payable to the Transfer Agent at an annual rate of 0.13% of the aggregate average daily net asset value of each class of shares of each Fund and for reimbursement of out of pocket expenses. During the six months ended September 30, 2000, the aggregate fees paid by the Funds pursuant to such agreement amounted to $164,547.

Quantitative Institutional Services also provides the Fund with other services consisting of in-house legal services, preparation and review of semi-annual and annual reports, development of internet based shareholder services systems and Edgar Administration services. These services are provided as additional services agreed to by the Trustees under the provisions of the Transfer Agent and Services Agreement. During the six months ended September 30, 2000, the aggregate fees paid by the Funds pursuant to such agreement amounted to $88,852.

Custody and fund accounting services are provided by State Street Kansas City. Custody credits generated by interest earned on uninvested cash balances main-tained by the Funds are used to offset custodial expenses of the Funds. For the six month ended September 30, 2000, State Street voluntarily agreed to waive its minimum fees in part with respect to Foreign Value, which amounted to $1,250.

Each Trustee receives an annual Trustee's fee of $4,000 allocated to each Fund in proportion to the respective net assets of the Funds.

4. Federal Income Taxes.

It is the policy of the Funds to distribute all of their taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no Fed-eral income tax provision is required.

At March 31, 2000 Emerging Markets had a capital loss carry-over amounting to $2,026,159 which will expire on March 31, 2007. Foreign Value had a capital loss carry-over amounting to $359,523 of which $281,817 will expire on March 31, 2007 and $77,706 will expire on March 31, 2008. Emerging Markets and For-eign Value also had a post October loss deferrals amounting to $157,851 and $159,750, respectively. To the extent that these losses are used to offset any future capital gains realized during the carryover period, no capital gains tax liabilities will be incurred by the Funds for gains realized and not dis-tributed.

5. Purchases and Sales.

During the six months ended September 30, 2000, purchases of investment secu-rities other than U.S. Government obligations and short-term investments, for Small Cap, Mid Cap, Growth and Income, International Equity, Emerging Markets and Foreign Value were $33,020,744, $7,685,750, $22,294,722, $3,342,227,
$3,732,369 and $3,488,075, respectively. Sales of such securities for the Funds were $34,182,263, $7,134,973, $23,016,879, $3,912,838, $4,029,891, and
$2,697,804, respectively.

6. Securities Loans.

As of September 30, 2000, International Equity loaned common stocks having a value of $1,022,127 and received cash collateral of $1,075,343 for these loans.

Security lending income of $7,988 collected by State Street was recorded in interest income on the Statement of Operations.

7. Line of Credit and Contingent Liability.

Small Cap, Mid Cap, International Equity, Emerging Markets and Foreign Value share in a $2,000,000 unsecured committed revolving line of credit with State Street Bank and Trust Company for temporary or emergency purposes. Pursuant to the line of credit agreement, the Funds may borrow up to 10%, 10%, 10%, 5% and 10%, respectively, of each Funds' net asset value up to certain limits set forth in the allocation procedures approved by the Trustees. Such borrowings are due not more than 60 days from the date of borrowing, with interest, as determined by the line of credit agreement. At September 30, 2000 there were no outstanding balances under the line of credit.
-------------------------------------------------------------------------------

                                                          [LOGO OF QUANT FUNDS]

The Trust insures itself and all Funds under a policy with ICI Mutual Insur-ance Company. The annual premium is allocated among the Funds and Quantitative Institutional Services. Additionally, the Funds have committed up to 300% of the annual premium, one third of which was provided in cash, with each Fund's pro rata portion recorded as an asset. The remainder is secured with an irrev-ocable letter of credit.

8. Shares of Beneficial Interest.

The following schedule shows the number of shareholders each owning 5% or more of a class of shares of a Fund and the total percentage of the class held by such shareholders.

                            5% or Greater Shareholders
                            --------------------------
Fund                          Number   % of class Held
Small Cap Inst.                7            71%
Mid Cap Ord.                   1            8%
Mid Cap Inst.                  6            81%
Growth and Income Inst.        4            67%
International Equity Inst.     3            95%
Emerging Markets Inst.         5            73%
Foreign Value Ord.             1            5%
Foreign Value Inst.            3            98%

9. Concentration of Risk.

The relatively large investments of Emerging Markets in Latin American and Southeast Asian countries with limited or developing capital markets may in-volve greater risks than investments in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.
-------------------------------------------------------------------------------

                                                          [LOGO OF QUANT FUNDS]

10. Transactions in Shares of Beneficial Interest.

Transactions in shares of beneficial interest were as follows:

                                    Six Months Ended          Year Ended
                                   September 30, 2000       March 31, 2000
                                  ---------------------  ---------------------
                                   Shares     Dollars     Shares     Dollars
Small Cap
Ordinary Shares:
Shares sold                         54,853  $ 1,316,224   198,309  $ 3,707,730
Shares issued in reinvestment of
 distributions                         --           --        --           --
Shares redeemed                    (86,521)  (2,011,413) (464,611)  (8,596,371)
                                  --------  -----------  --------  -----------
Net change                         (31,668)    (695,189) (266,302)  (4,888,641)
                                  ========  -----------  ========  -----------
Institutional Shares:
Shares sold                          1,793       44,249    51,217    1,056,317
Shares issued in reinvestment of
 distributions                         --           --        --           --
Shares redeemed                     (4,676)    (117,956) (108,815)  (1,885,316)
                                  --------  -----------  --------  -----------
Net change                          (2,883)     (73,707)  (57,598)    (828,999)
                                  ========  -----------  ========  -----------
Total net change for fund                   $  (768,896)           $(5,717,640)
                                            ===========            ===========

Mid Cap
Ordinary Shares:
Shares sold                         76,264  $ 1,756,482   118,230  $ 2,511,461
Shares issued in reinvestment of
 distributions                         --           --     56,085    1,013,460
Shares redeemed                    (69,409)  (1,531,230) (183,316)  (3,427,844)
                                  --------  -----------  --------  -----------
Net change                           6,855      225,252    (9,001)      97,077
                                  ========  -----------  ========  -----------
Institutional Shares:
Shares sold                            840       19,066    16,584      363,736
Shares issued in reinvestment of
 distributions                         --           --      2,533       46,385
Shares redeemed                       (707)     (16,034)  (15,600)    (326,063)
                                  --------  -----------  --------  -----------
Net change                             133        3,032     3,517       84,058
                                  ========  -----------  ========  -----------
Total net change for fund                   $   228,284            $   181,135
                                            ===========            ===========

Growth and Income
Ordinary Shares:
Shares sold                        130,183  $ 3,209,794   167,523  $ 3,868,631
Shares issued in reinvestment of
 distributions                         --           --    640,292   14,009,592
Shares redeemed                   (181,843)  (4,426,932) (414,615)  (9,357,746)
                                  --------  -----------  --------  -----------
Net change                         (51,660)  (1,217,138)  393,200    8,520,477
                                  ========  -----------  ========  -----------
Institutional Shares:
Shares sold                         73,733    1,849,065    22,748      542,541
Shares issued in reinvestment of
 distributions                         --           --     29,337      649,232
Shares redeemed                    (57,927)  (1,487,003) (177,920)  (4,075,586)
                                  --------  -----------  --------  -----------
Net change                          15,806      362,062  (125,835)  (2,883,813)
                                  ========  -----------  ========  -----------
Total net change for fund                   $  (855,076)           $ 5,636,664
                                            ===========            ===========

-------------------------------------------------------------------------------

[LOGO OF QUANT FUNDS]

                                    Six Months Ended          Year Ended
                                   September 30, 2000       March 31, 2000
                                  ---------------------  ---------------------
                                   Shares     Dollars     Shares     Dollars
International Equity
Ordinary Shares:
Shares sold                         54,198  $   608,730    82,908  $   971,911
Shares issued in reinvestment of
 distributions                         --           --     98,828    1,172,103
Shares redeemed                   (109,839)  (1,251,149) (488,421)  (5,787,344)
                                  --------  -----------  --------  -----------
Net change                         (55,641)    (642,419) (306,685)  (3,643,330)
                                  ========  -----------  ========  -----------
Institutional Shares:
Shares sold                            136        1,608    69,058      808,819
Shares issued in reinvestment of
 distributions                         --           --      8,932      105,933
Shares redeemed                        --           --   (230,052)  (2,689,492)
                                  --------  -----------  --------  -----------
Net change                             136        1,608  (152,062)  (1,774,740)
                                  ========  -----------  ========  -----------
Total net change for fund                   $  (640,811)           $(5,418,070)
                                            ===========            ===========

Emerging Markets
Ordinary Shares:
Shares sold                         42,397  $   358,230   214,337  $ 1,805,946
Shares issued in reinvestment of
 distributions                         --           --      2,277       19,809
Shares redeemed                    (41,480)    (335,987) (138,122)  (1,303,824)
                                  --------  -----------  --------  -----------
Net change                             917       22,243    78,492      521,931
                                  ========  -----------  ========  -----------

Institutional Shares:
Shares sold                            178        1,549   111,346    1,074,829
Shares issued in reinvestment of
 distributions                         --           --        169        1,478
Shares redeemed                     (4,280)     (37,879)  (34,440)    (300,540)
                                  --------  -----------  --------  -----------
Net change                          (4,102)     (36,330)   77,075      775,767
                                  ========  -----------  ========  -----------
Total net change for fund                   $   (14,087)           $ 1,297,698
                                            ===========            ===========

Foreign Value
Ordinary Shares:
Shares sold                        105,466  $   953,954   711,647  $ 6,619,414
Shares issued in reinvestment of
 distributions                         --           --     53,026      473,523
Shares redeemed                    (68,833)    (607,496) (157,119)  (1,438,775)
                                  --------  -----------  --------  -----------
Net change                          36,633      346,458   607,554    5,654,162
                                  ========  -----------  ========  -----------

Institutional Shares:
Shares sold                            660        5,980   124,779    1,138,343
Shares issued in reinvestment of
 distributions                         --           --        342        3,051
Shares redeemed                    (63,468)    (568,674)  (40,152)    (377,415)
                                  --------  -----------  --------  -----------
Net change                         (62,808)    (562,694)   84,969      763,979
                                  ========  -----------  ========  -----------
Total net change for fund                   $  (216,236)           $ 6,418,141
                                            ===========            ===========

11. Subsequent Events.

On October 1, 2000, the Manager entered into an advisory contract with State Street Global Advisors, a division of State Street Bank and Trust Company to provide investment advisory services to the International Equity Fund. For services rendered, the Manager will pay to the Advisor a fee, computed and paid monthly at the annual rate of 0.50% of the first $30 million, 0.40% of amounts in excess of $30 million but less than $100 million and 0.35% of amounts in ex-cess of $100 million of average daily total net assets, with an annual minimum of $75,000. This contract replaces the previous contract with Independence In-ternational Associates and was approved by the Board of Trustees.
--------------------------------------------------------------------------------

                                  QUANT FUNDS
                              55 Old Bedford Road
                               Lincoln, MA 01773
                                1-800-331-1244
                              www.QuantFunds.com

                                    Manager


                    Quantitative Investment Advisors, Inc.
                              55 Old Bedford Road
                               Lincoln, MA 01773



                                   Advisors

Independence International Associates, Inc.             Columbia Partners, LLC, Investment Management
            53 State Street                                    1775 Pennsylvania Avenue, N.W.
            Boston, MA 02109                                       Washington, D.C. 02110

       Polaris Capital Management, Inc.                      State Street Bank and Trust Company
             125 Summer Street                                     2 International Place
             Boston, MA 02110                                        Boston, MA 01773

                                  Distributor

                        U.S. Boston Capital Corporation
                              55 Old Bedford Road
                               Lincoln, MA 01773

[LOGO OF QUANT FUNDS]              Custodian
QUANT FUNDS
55 Old Bedford Road        State Street Kansas City
Lincoln, MA 01773           801 Pennsylvania Avenue
voice 800-331-1244           Kansas City, MO 64105
fax 781-259-1166
www.QuantFunds.com
                                Transfer Agent

                      Quantitative Institutional Services
                              55 Old Bedford Road
                               Lincoln, MA 01773


                            Independent Accountants

                          PricewaterhouseCoopers LLP
                           1055 Broadway, 10th Floor
                             Kansas City, MO 64105


Distributed by U.S. Boston Capital Corp.